PILGRIM(SM)
---------------------------
FUNDS FOR SERIOUS INVESTORS


                                                                      Prospectus
                                                                        Class: Q
                                                                     May 1, 2000

                                                               U.S. EQUITY FUNDS
                                                                Pilgrim MagnaCap
                                                        Pilgrim LargeCap Leaders
                                                 Pilgrim Research Enhanced Index
                                                    Pilgrim Growth Opportunities
                                                         Pilgrim LargeCap Growth
                                                            Pilgrim MidCap Value
                                                    Pilgrim MidCap Opportunities
                                                           Pilgrim MidCap Growth
This prospectus contains important                        Pilgrim Growth + Value
information about investing in the                Pilgrim SmallCap Opportunities
Class Q shares of the Pilgrim Funds.                     Pilgrim SmallCap Growth
You should read it carefully before
you invest, and keep it for future                    INTERNATIONAL EQUITY FUNDS
reference. Please note that your                        Pilgrim Worldwide Growth
investment: is not a bank deposit; is                Pilgrim International Value
not insured or guaranteed by the FDIC,         Pilgrim International Core Growth
the Federal Reserve Board or any other     Pilgrim International SmallCap Growth
government agency and is affected by                  Pilgrim Emerging Countries
market fluctuations. There is no
guarantee that the Funds will achieve                               INCOME FUNDS
their objectives. As with all mutual        Pilgrim Government Securities Income
funds, the Securities and Exchange                      Pilgrim Strategic Income
Commission (SEC) has not approved or                          Pilgrim High Yield
disapproved these securities nor has                       Pilgrim High Yield II
the SEC judged whether the information
in this prospectus is accurate or                          EQUITY & INCOME FUNDS
adequate. Any representation to the                             Pilgrim Balanced
contrary is a criminal offense.                              Pilgrim Convertible

[GRAPHIC]           These pages contain a description of each of our Funds
                    included in this prospectus, including its objective,
OBJECTIVE           investment strategy and risks.


[GRAPHIC]           You'll also find:


INVESTMENT          HOW THE FUND HAS PERFORMED. A chart that shows the Fund's
STRATEGY            financial performance for the past ten years (or since
                    inception, if shorter).

[GRAPHIC]           WHAT YOU PAY TO INVEST. A list of the fees and expenses
                    you pay -- both directly and indirectly -- when you invest
RISKS               in a Fund.


[GRAPHIC]

HOW THE
FUND HAS
PERFORMED

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------
INTRODUCTION TO THE
PILGRIM FUNDS                                                             1
Funds At a Glance                                                         2

U.S. EQUITY FUNDS
Pilgrim MagnaCap                                                          6
Pilgrim LargeCap Leaders                                                  8
Pilgrim Research Enhanced Index                                          10
Pilgrim Growth Opportunities                                             12
Pilgrim LargeCap Growth                                                  14
Pilgrim MidCap Value                                                     16
Pilgrim MidCap Opportunities                                             18
Pilgrim MidCap Growth                                                    20
Pilgrim Growth + Value                                                   22
Pilgrim SmallCap Opportunities                                           24
Pilgrim SmallCap Growth                                                  26

INTERNATIONAL EQUITY FUNDS
Pilgrim Worldwide Growth                                                 28
Pilgrim International Value                                              30
Pilgrim International Core Growth                                        32
Pilgrim International SmallCap Growth                                    34
Pilgrim Emerging Countries                                               36

INCOME FUNDS
Pilgrim Government Securities Income                                     38
Pilgrim Strategic Income                                                 40
Pilgrim High Yield                                                       42
Pilgrim High Yield II                                                    44

EQUITY & INCOME FUNDS
Pilgrim Balanced                                                         46
Pilgrim Convertible                                                      48
What You Pay to Invest                                                   50
Shareholder Guide                                                        52
Management of the Funds                                                  56
Dividends, Distributions and Taxes                                       61
More Information About Risks                                             62
Financial Highlights                                                     65
Where To Go For More Information                                      Backcover

                                                                    INTRODUCTION
                                                            TO THE PILGRIM FUNDS
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each of our Funds. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.

[GRAPHIC]

If you have any questions about the Pilgrim Funds, please call your financial consultant or us at 1-800-992-0180.

This prospectus is designed to help you make informed decisions about your investments. In order to make it easy for you to find what you're looking for, we have divided the Pilgrim Funds into four categories.

U.S. EQUITY FUNDS

Our U.S. Equity Funds focus on long-term growth by investing primarily in domestic equities.

They may suit you if you:

*    are investing for the long-term -- at least several years
*    are willing to accept higher risk in exchange for long-term growth.

INTERNATIONAL EQUITY FUNDS

Pilgrim offers International Equity Funds that emphasize a growth approach to international investing, as well as International Equity Funds that apply the technique of "value investing". These Funds focus on long-term growth by investing primarily in foreign equities.

They may suit you if you:

*    are investing for the long-term -- at least several years
*    are looking for exposure to international markets
*    are willing to accept higher risk in exchange for long-term growth.

INCOME FUNDS

Pilgrim offers both aggressive and conservative Income Funds.

They may suit you if you:

*    want a regular stream of income.
*    want greater growth potential than a money market fund.
*    are willing to accept more risk than a money market fund.

EQUITY AND INCOME FUNDS

Pilgrim's Equity and Income Funds seek income and growth of capital.

They may suit you if you:

*    want both regular income and capital appreciation
* are looking for growth potential but don't feel comfortable with the level of risk associated with the Equity Funds.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

------
Funds
At A
Glance
------

This table is a summary of the objectives, main investments and risks of each Pilgrim Fund. It is designed to help you understand the differences between the Funds, the main risks associated with each, and how risk and investment objectives relate. This table is only a summary. You should read the complete descriptions of each Fund's investment objectives, strategies and risks, which begin on page 6.

                FUND                                           INVESTMENT OBJECTIVE
                ----------------------------------------------------------------------------------
U.S. Equity     MagnaCap Fund                                  Growth of capital, with dividend
Funds           Adviser: Pilgrim Investments, Inc.             income as a secondary consideration

                LargeCap Leaders Fund                          Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

                Research Enhanced Index Fund                   Capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: J.P. Morgan
                Investment Management Inc.

                Growth Opportunities Fund                      Long-term growth of capital
                Adviser: Pilgrim Investments, Inc.

                LargeCap Growth Fund                           Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: Nicholas-Applegate Capital Mgt.

                MidCap Value Fund                              Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

                MidCap Opportunities Fund                      Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

                MidCap Growth Fund                             Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

                Growth + Value Fund                            Capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: Navellier Fund
                Management, Inc.

                SmallCap Opportunities Fund                    Capital appreciation
                Adviser: Pilgrim Investments, Inc.

                SmallCap Growth Fund                           Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.

International   Worldwide Growth Fund                          Long-term capital appreciation
Equity Funds    Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: Nicholas-Applegate Capital Mgt.

                International Value Fund                       Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: Brandes
                Investment Partners, L.P.

                International Core Growth Fund                 Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: Nicholas-Applegate Capital Mgt.

                International SmallCap Growth Fund             Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: Nicholas-Applegate Capital Mgt.

                Emerging Countries Fund                        Long-term capital appreciation
                Adviser: Pilgrim Investments, Inc.
                Sub-Adviser: Nicholas-Applegate Capital Mgt.

MAIN INVESTMENTS                          MAIN RISKS
--------------------------------------------------------------------------------
Equity securities that meet               Price volatility and other risks that
disciplined selection criteria            accompany an investment in equity
designed to identify companies capable    securities.
of paying rising dividends

Equity securities of large U.S.           Price volatility and other risks that
companies believed to be leaders in       accompany an investment in equity
their industries                          securities.

Equity securities of large U.S.           Price volatility and other risks that
companies that make up the S&P 500        accompany an investment in equity
Index                                     securities.

Equity securities of large, medium,       Price volatility and other risks that
and small U.S. companies believed to      accompany an investment in
have growth potential                     growth-oriented equity securities.

Equity securities of large U.S.           Price volatility and other risks that
companies believed to have growth         accompany an investment in
potential                                 growth-oriented equity securities.

Equity securities of medium-sized U.S.    Price volatility and other risks that
companies that meet disciplined           accompany an investment in equity
selection criteria designed to            securities of medium-sized companies.
identify companies with prices below      Particularly sensitive to price swings
their long-term value                     during periods of economic
                                          uncertainty.

Equity securities of medium-sized U.S.    Price volatility and other risks that
companies believed to have growth         accompany an investment in equity
potential                                 securities of growth-oriented and
                                          medium-sized companies. Particularly
                                          sensitive to price swings during
                                          periods of economic uncertainty.

Equity securities of medium-sized U.S.    Price volatility and other risks that
companies believed to have growth         accompany an investment in equity
potential                                 securities of medium-sized companies.
                                          Particularly sensitive to price swings
                                          during periods of economic
                                          uncertainty.

Equity securities of small-sized U.S.     Price volatility and other risks that
companies                                 accompany an investment in equity
                                          securities of growth-oriented and
                                          small-sized companies. Particularly
                                          sensitive to price swings during
                                          periods of economic uncertainty.

Equity securities of small-sized U.S.     Price volatility and other risks that
companies believed to have growth         accompany an investment in equity
potential                                 securities of growth-oriented and
                                          small-sized companies. Particularly
                                          sensitive to price swings during
                                          periods of economic uncertainty.

Equity securities of small-sized U.S.     Price volatility and other risks that
companies believed to have growth         accompany an investment in equity
potential                                 securities of growth-oriented and
                                          small-sized companies. Particularly
                                          sensitive to price swings during
                                          periods of economic uncertainty.

Equity securities of companies located    Price volatility and other risks that
in countries around the world, which      accompany an investment in
may include the U.S., believed to have    growth-oriented foreign equities.
growth potential                          Sensitive to currency exchange rates,
                                          international political and economic
                                          conditions and other risks that affect
                                          foreign securities.

Equity securities of issuers located      Price volatility and other risks that
in countries outside the U.S.,            accompany an investment in foreign
believed to have prices below their       equities. Sensitive to currency
long-term value                           exchange rates, international
                                          political and economic conditions and
                                          other risks that affect foreign
                                          securities.

Equity securities of larger companies     Price volatility and other risks that
in countries around the world, which      accompany an investment in
may include the U.S., believed to have    growth-oriented foreign equities.
growth potential                          Sensitive to currency exchange rates,
                                          international political and economic
                                          conditions and other risks that affect
                                          foreign securities.

Equity securities of small-sized          Price volatility, liquidity and other
companies in countries around the         risks that accompany an investment in
world, which may include the U.S.,        equity securities of foreign,
believed to have growth potential         small-sized companies. Sensitive to
                                          currency exchange rates, international
                                          political and economic conditions and
                                          other risks that affect foreign
                                          securities.

Equity securities of issuers located      Price volatility, liquidity and other
in countries with emerging securities     risks that accompany an investment in
markets believed to have growth           equities from emerging countries.
potential.                                Sensitive to currency exchange rates,
                                          international political and economic
                                          conditions and other risks that affect
                                          foreign securities.

------
Funds
At A
Glance
------

                   FUND                                  INVESTMENT OBJECTIVE
                   ----------------------------------------------------------------------------
Income Funds       Government Securities Income Fund     High current income, consistent with
                   Adviser: Pilgrim Investments, Inc.    liquidity and preservation of capital

                   Strategic Income Fund                 Maximum total return
                   Adviser: Pilgrim Investments, Inc.

                   High Yield Fund                       High current income, with capital
                   Adviser: Pilgrim Investments, Inc.    appreciation as a secondary objective

                   High Yield Fund II                    High level of current income and
                   Adviser: Pilgrim Investments, Inc.    capital growth

Equity & Income    Balanced Fund                         Long-term capital appreciation and
Funds              Adviser: Pilgrim Investments, Inc.    current income

                   Convertible Fund                      Total return, consisting of capital
                   Adviser: Pilgrim Investments, Inc.    appreciation and current income

MAIN INVESTMENTS                          MAIN RISKS
--------------------------------------------------------------------------------
Securities issued or guaranteed by the    Credit, interest rate, prepayment and
U.S. Government and certain of its        other risks that accompany an
agencies or instrumentalities             investment in government bonds and
                                          mortgage related investments.
                                          Generally has less credit risk than
                                          the other income funds.

Investment grade and high yield debt      Credit, interest rate, prepayment and
securities                                other risks that accompany an
                                          investment in debt securities,
                                          including high yield debt securities.
                                          May be sensitive to credit risk during
                                          economic downturns.

High yield debt securities                Credit, interest rate and other risks
                                          that accompany an investment in
                                          lower-quality debt securities.
                                          Particularly sensitive to credit risk
                                          during economic downturns.

High yield debt securities, including     Credit, liquidity, interest rate and
those in the lowest ratings, as well      other risks that accompany an
as equities and foreign securities        investment in lower-quality debt
                                          securities. Particularly sensitive to
                                          credit risk during economic downturns.
                                          May also present price volatility from
                                          equity exposure, and foreign
                                          securities. May be sensitive to
                                          currency exchange rates, international
                                          political and economic conditions, and
                                          other risks.

A mix of equity and debt securities       Price volatility and other risks that
                                          accompany an investment in equity
                                          securities. Credit, interest rate and
                                          other risks that accompany an
                                          investment in debt securities.

Convertible securities of companies of    Price volatility and other risks that
various sizes, as well as equities,       accompany an investment in equity
and high-yield debt                       securities. Credit, interest rate,
                                          liquidity and other risks that
                                          accompany an investment in debt
                                          securities,and lower quality debt
                                          securities.

-----------
U.S. Equity
Funds
-----------

                                                       ADVISER
PILGRIM MAGNACAP FUND                                  Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks growth of capital, with dividend income as a secondary consideration.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund is managed with the philosophy that companies that can best meet the Fund's objectives have paid increasing dividends or have had the capability to pay rising dividends from their operations. The Fund normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:

CONSISTENT DIVIDENDS -- A company must have paid or had the financial capability from its operations to pay a dividend in eight out of the last 10 years.

SUBSTANTIAL DIVIDEND INCREASES -- A company must have increased its dividends or had the financial capability from its operations to have increased its dividends at least 100% over the past 10 years.

REINVESTED EARNINGS -- Dividend payout must be less than 65% of current earnings.

STRONG BALANCE SHEET -- Long term debt should be no more than 25% of the company's total capitalization or a company's bonds must be rated at least A- or A-3.

ATTRACTIVE PRICE -- A company's current share price should be in the lower half of the stock's price/earnings ratio range for the past ten years, or the ratio of the share price to its anticipated future earnings must be an attractive value in relation to the average for its industry peer group or that of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).

The equity securities in which the Fund may invest include common stocks, convertible securities, and rights or warrants. Normally the Fund's investments are primarily in larger companies that are included in the largest 500 U.S. companies. The remainder of the Fund's assets may be invested in equity securities that the adviser believes have growth potential because they represent an attractive value.

In selecting securities for the Fund, preservation of capital is also an important consideration. Although the Fund normally will be invested as fully as practicable in equity securities, assets that are not invested in equity securities may be invested in high quality debt securities. The Fund may invest up to 5% of its assets, measured at the time of investment, in foreign securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

MARKET TRENDS -- from time to time, the stock market may not favor the value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

DEBT SECURITIES -- the value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of ecomonic uncertainty or economic downturns.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

6    Pilgrim MagnaCap Fund

                                                           PILGRIM MAGNACAP FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 -3.11   25.28    8.02    9.25    4.15   35.22   18.51   27.73   16.09   12.20

Best and worst quarterly performance during this period:

4th quarter 1998: up 18.93%

3rd quarter 1990: down 15.99%

The Fund's year-to-date total return for Class Q as of March 31, 2000 was down 0.56%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                          S&P
                                                                          500
                                                     Class A(3)(4)      Index(5)
                                                     -------------      --------
One year, ended
December 31, 1999                                       12.20%           21.04%

Five years, ended
December 31, 1999                                       21.67%           28.54%

Ten years, ended
December 31, 1999                                       14.80%           18.19%

----------
(1)  These figures are as of December 31 of each year.

(2) Because Class Q shares were first offered in 1999, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

(3) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 1999. See footnote (2) to the bar chart above.

(4) Class A commenced operations on August 30, 1973. Class Q commenced operations on November 22, 1999.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                      Pilgrim MagnaCap Fund    7

-----------
U.S. Equity
Funds
-----------

                                                       ADVISER
PILGRIM LARGECAP LEADERS FUND                          Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies that the adviser believes are leaders in their industries. The portfolio managers consider whether these companies have a sustainable competitive edge.

The portfolio managers emphasize a value approach, and seek securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization (outstanding shares multiplied by price per share) of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock, American Depositary Receipts, and warrants. The Fund normally invests as fully as practicable (at least 80%) in equity securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. The Fund also may invest in small and medium-sized companies, which may be more susceptible to price swings because they have fewer financial resources, more limited product and market diversification, and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

8    Pilgrim LargeCap Leaders Fund

                                                   PILGRIM LARGECAP LEADERS FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 21.07   20.15   20.08   18.94

Best and worst quarterly performance during this period:

4th quarter 1998: up 24.11%

3rd quarter 1998: down 12.86%

The Fund's year-to-date total return for Class A as of March 31, 2000 was up 0.37%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                          S&P
                                                                          500
                                                        Class A(4)      Index(5)
                                                        ----------      --------
One year, ended
December 31, 1999                                        18.94%          21.04%

Since inception(6)                                       20.31%          26.99%

----------
(1)  These figures are as of December 31 of each year.

(2) Because Class Q shares were first offered in 1999, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

(3) Prior to November 1, 1998, the Fund's investment policies were different in that they emphasized large company value stocks without necessarily emphasizing industry leaders. Pilgrim Investments has been the Fund's investment adviser since the Fund commenced operations; however, prior to November 1, 1997, the Fund was managed by a sub-adviser.

(4) This table shows performance of the Class A shares of the Fund because Class Q shares did not have a full year's performance during the year ended December 31, 1999. See the footnote to the bar chart above.

(5) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(6)  Class A commenced operations on September 1, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                              Pilgrim LargeCap Leaders Fund    9

-----------
U.S. Equity
Funds
-----------

                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       J.P. Morgan Investment
PILGRIM RESEARCH ENHANCED INDEX FUND                   Management Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in large companies that make up the S&P 500 Index. Based on extensive research regarding projected company earnings and dividends, a valuation model ranks companies in each industry group according to their relative value. Using this valuation model, the portfolio managers select stocks for the Fund. Within each industry, the Fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. Industry by industry, the Fund's assets are invested so that the Fund's industry sector allocations and market cap weightings closely parallel those of the S&P 500 Index.

By owning a large number of stocks within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings and other characteristics of that index, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with virtually the same level of volatility.

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks included in the S&P 500 Index. It may also invest in other common stocks not included in the S&P 500 Index. The Fund may also invest in certain higher-risk investments, including derivatives (generally these investments will be limited to S&P 500 Index options).

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The portfolio managers try to remain fully invested in companies included in the S&P 500, and generally do not change this strategy even temporarily, which could make the Fund more susceptible to poor market conditions.

MARKET TRENDS -- from time to time, the stock market may not favor the large company securities that are ranked as undervalued or fairly valued in which the Fund invests. Rather, the market could favor small company stocks, growth-oriented HERE IT ISFund invests. Rather, the market could favor small company stocks, growth-oriented stocks, or may not favor equities at all.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

10   Pilgrim Research Enhanced Index Fund

                                            PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                         18.59

Best and worst quarterly performance during this period:

4th quarter 1999: up 12.41%

3rd quarter 1999: down 6.39%

The Fund's year-to-date total return for Class A as of March 31, 2000 was up 1.71%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                          S&P
                                                                          500
                                                         Class A(3)     Index(4)
                                                         ----------     --------
One year, ended
December 31, 1999(5)                                       18.59%        21.04%

----------
(1)  These figures are as of December 31 of each year.

(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

(3) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 1999. See footnote (2) to the bar chart above.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(5)  Class A commenced operations on December 30, 1998.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                     Pilgrim Research Enhanced Index Fund     11

-----------
U.S. Equity
Funds
-----------

                                                       ADVISER
PILGRIM GROWTH OPPORTUNITIES FUND                      Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

This Fund seeks long-term growth of capital.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in common stock of U.S. companies that the portfolio manager feels have above average prospects for growth.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom up approach) to guide stock selection and portfolio structure.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

12   Pilgrim Growth Opportunities Fund

                                               PILGRIM GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 20.54   23.59   23.61   93.26

Best and worst quarterly performance during this period:

4th quarter 1999: up 39.10%

3rd quarter 1998: down 15.25%

The Fund's year-to-date total return for Class A as of March 31, 2000 was up 9.80%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's 500 Composite Stock Price Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                          S&P
                                                                          500
                                                        Class A(3)      Index(4)
                                                        ----------      --------
One year, ended
December 31, 1999                                         93.26%         21.04%

Since Inception(5)                                        35.21%         26.94%

----------
(1)  These figures are as of December 31 of each year.

(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund were not offered as of December 31, 1999. See footnote (2) to the bar chart above.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization U.S. companies.

(5)  Class A commenced operations on June 5, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                        Pilgrim Growth Opportunities Fund     13

-----------
U.S. Equity
Funds
-----------

                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM LARGECAP GROWTH FUND                           Capital Management
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in equity securities of large U.S. companies. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities.

The Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies. It uses a blend of traditional fundamental research of individual securities and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund considers a company to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Russell 1000 Growth Index. The market capitalization of companies held by the Fund as of March 31, 2000 ranged from $2.7 billion to $507.3 billion. Capitalization of companies in the Index will change with market conditions.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies.

MARKET TRENDS -- from time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

14   Pilgrim LargeCap Growth Fund

                                                    PILGRIM LARGECAP GROWTH FUND
-------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 60.02   96.93

Best and worst quarterly performance during this period:

4th quarter 1999: up 45.04%

3rd quarter 1998: down 8.50%

The Fund's year-to-date total return for Class Q as of March 31, 2000 was up 12.42%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 1000 Growth Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                        Russell
                                                                         1000
                                                                        Growth
                                                           Class Q      Index(3)
                                                           -------      --------
One year, ended
December 31, 1999                                           96.93%       33.16%

Since inception(4)                                          64.14%       29.05%

----------
(1)  These figures are as of December 31 of each year.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

(3) The Russell 1000 Growth Index is an unmanaged index that measures the performance of securities of companies among the Russell 1000 Index with higher than average price to book ratios and forcasted growth.

(4)  Class Q commenced operations on July 21, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                             Pilgrim LargeCap Growth Fund     15

-----------
U.S. Equity
Funds
-----------

                                                       ADVISER
PILGRIM MIDCAP VALUE FUND                              Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests as fully as practicable (at least 80% of its assets) in equity securities of medium-sized U.S. companies. The Fund will normally invest at least 65% of its assets in equity securities of companies that meet the following disciplined criteria, which are intended to identify companies that are attractive values:

CONSISTENT DIVIDENDS -- The company must have paid or had the financial capability from its operations to pay a dividend in its last five fiscal years.

STRONG BALANCE SHEET -- If the company has debt that is rated, that debt is rated investment grade by a nationally recognized rating agency. If the company does not have debt that is rated, the company's long-term debt to capitalization ratio is below 25%.

REINVESTED EARNINGS -- The company currently pays out in dividends less than 65% of current earnings, or less than the dividend payout as a percentage of current earnings of at least half of the medium-sized companies in similar industries.

ATTRACTIVE PRICE -- The ratio of the stock's price to the next fiscal year's anticipated earnings is less than the corresponding ratio for at least half of the medium-sized companies in similar industries.

The Fund considers a company to be medium-sized if it has a market capitalization between $1 billion and $8 billion. The equity securities in which the Fund may invest include common stock, convertible securities, preferred stock and warrants.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Directors has approved the reorganization of the Fund into Pilgrim MagnaCap Fund. You could therefore ultimately hold shares of that fund.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies, but usually tend to have less volatile price swings than smaller companies. Securities of medium-size companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap value securities that meet the Fund's disciplined investment criteria. Rather, the market could favor growth-oriented stocks or large or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of mid-size companies trade in lower volume an may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

16   Pilgrim MidCap Value Fund

                                                       PILGRIM MIDCAP VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 29.56   21.87    4.89   -7.32

Best and worst quarterly performance during this period:

1st quarter 1998: up 13.45%

3rd quarter 1999: down 18.53%

The Fund's year-to-date total return for Class Q as of March 31, 2000 was up 6.95%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Russell Midcap Index and the Russell Midcap Value Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                        Russell
                                                            Russell      MidCap
                                                             MidCap      Value
                                               Class A(3)   Index(4)    Index(5)
                                               ----------   --------    --------
One year, ended
December 31, 1999                                -7.32%      18.23%      -0.11%

Since inception(6)                               11.28%      18.80%      14.73%

----------
(1) These figures are as of December 31 of each year. Because Class Q shares were first offered in 1999, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

(2) Prior to October 1, 1999, the Fund's investment policies were different in that they emphasized midcap value stocks without employing the current disciplined selection criteria. Pilgrim Investments has been the Fund's investment adviser since the Fund commenced operations; however, prior to October 1, 1999, the Fund was managed by a sub-adviser.

(3) This table shows performance of the Class A shares of the Fund, because Class Q shares did not have a full year's performance during the year ended December 31, 1999. See footnote (2) to the bar chart above.

(4) The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

(5) The Russell MidCap Value Index is an unmanaged index that measures the performance of companies in the Russell Midcap Index with lower book-to-price ratios and lower forecasted growth values.

(6) Class A commenced operations on September 1, 1995. Class Q commenced operations on January 4, 2000.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                Pilgrim MidCap Value Fund     17

-----------
U.S. Equity
Funds
-----------

                                                       ADVISER
PILGRIM MIDCAP OPPORTUNITIES FUND                      Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

This Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its total assets in the common stocks of mid-sized U.S. companies that the portfolio managers feel have above average prospects for growth. For this Fund, mid-sized companies are companies with market capitalizations that fall within the range of companies in the S&P MidCap 400 Index. As of February 29, 2000, the market capitalization of companies in the S&P MidCap 400 Index ranged from $106.3 million to $27.2 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes.

The portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio managers seek to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio managers feel have the potential for growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INABILITY TO SELL SECURITIES -- securities of mid-size companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

18   Pilgrim MidCap Opportunities Fund

                                               PILGRIM MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                         103.24

Best and worst quarterly performance during this period:

4th quarter 1999: up 44.90%

3rd quarter 1999: down 5.63%

The Fund's year-to-date total return for Class A as of March 31, 2000 was up 16.67%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Standard & Poor's MidCap 400 Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                         S&P
                                                                      MidCap 400
                                                        Class A(3)     Index(4)
                                                        ----------     --------
One year, ended
December 31, 1999                                        103.24%        14.70%

Since Inception(5)                                       102.78%        41.61%

----------
(1)  These figures are as of December 31 of each year.

(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

(3) This table shows performance of the Class A shares of the Fund because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 1999. See footnote (2) to the bar chart above.

(4) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(5)  Class A commenced operations on August 20, 1998.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                        Pilgrim MidCap Opportunities Fund     19

-----------
U.S. Equity
Funds
-----------

                                                       ADVISER
PILGRIM MIDCAP GROWTH FUND                             Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of medium-sized U.S. companies, and at least 75% of its total assets in common stocks that the portfolio managers feel have above average prospects for growth. Mid-sized companies are companies with market capitalizations between $1.6 billion and $10.7 billion. The market capitalization range will change as the range of the companies included in the S&P MidCap 400 Index changes and with market conditions.

The portfolio managers emphasize a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have the potential for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources and more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large or small company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

20   Pilgrim MidCap Growth Fund

                                                      PILGRIM MIDCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                         38.24   16.06   16.20   14.32   98.50

Best and worst quarterly performance during this period:

4th quarter 1999: up 62.82%

3rd quarter 1998: down 17.67%

The Fund's year-to-date total return for Class Q as of March 31, 2000 was up 23.98%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the S&P MidCap 400 Index and the Russell Midcap Growth Index.

Average Annual Total Returns

                                                              S&P       Russell
                                                            MidCap       Midcap
                                                              400        Growth
                                                 Class Q    Index(3)    Index(4)
                                                 -------    --------    --------
One year, ended
December 31, 1999                                 98.50%     14.70%       51.29%

Five years, ended
December 31, 1999                                 33.44%     23.00%       28.02%

Since inception(5)                                30.35%     21.53%       26.43%

----------
(1)  These figures are as of December 31 of each year.

(2) Pilgrim Investments has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.

(3) The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-size company segment of the U.S. market.

(4) The Russell MidCap Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index.

(5)  Class Q shares commenced operations on June 30, 1994.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               Pilgrim MidCap Growth Fund     21

-----------
U.S. Equity
Funds
-----------

                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Navellier Fund
PILGRIM GROWTH + VALUE FUND                            Management, Inc
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

This Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in a diversified portfolio of equity securities, including common and preferred stock, warrants and convertible securities.

The Fund invests in common stock of companies the portfolio manager believes are poised to rise in price. The Sub-Adviser uses a "bottom-up" quantitative screening process designed to identify and select inefficiently priced stocks that achieved superior returns compared to their risk characteristics. The Sub-Adviser first uses a proprietary computer model to calculate and analyze a "reward/risk" ratio. The reward/risk ratio is designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates. The Sub-Adviser then applies a quantitative analysis which focuses on growth and value fundamental characteristics, such as earnings growth, earnings momentum, price to earnings (P/E) ratios, and internal reinvestment rates. The sub-adviser then allocates stocks according to how they complement other portfolio holdings.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities purchased on the basis of the potential for capital appreciation. These securities may be from large-cap, mid-cap, or small-cap companies.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund's performance will be affected if the Sub-Adviser makes an inaccurate assessment of economic conditions and investment opportunities, and chooses growth companies that do not grow as quickly as hoped, or value companies that continue to be undervalued by the market. Although the sub-adviser invests in value companies to decrease volatility, these investments may also lower the Fund's performance. The Fund's investments in smaller and mid-sized companies may be more susceptible to price swings than investments in larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mix of growth and value securities in which the Fund invests. Rather, the market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

CHANGES IN INTEREST RATES -- the value of the Fund's convertible securities may fall when interest rates rise. Convertible securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

22   Pilgrim Growth + Value Fund

                                                     PILGRIM GROWTH + VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                         18.10   17.72   88.10

Best and worst quarterly performance during this period:

4th quarter 1999: up 43.50%

3rd quarter 1998: down 16.34%

The Fund's year-to-date total return for Class A as of March 31, 2000 was up 24.42%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                        Russell
                                                                          2000
                                                        Class A(3)      Index(4)
                                                        ----------      --------
One year, ended
December 31, 1999                                         88.10%         51.29%

Since inception(5)                                        34.85%         28.15%

----------
(1)  These figures are as of December 31 of each year.

(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund were not offered as of December 31, 1999. See footnote (2) to the bar chart above.

(4) The Russell 2000 Index is an unmanaged index that measures the performance of securities of smaller U.S. companies.

(5)  Class A commenced operations on November 18, 1996.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                              Pilgrim Growth + Value Fund     23

-----------
U.S. Equity
Funds
-----------

                                                       ADVISER
PILGRIM SMALLCAP OPPORTUNITIES FUND                    Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

This Fund seeks capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests at least 65% of its total assets in the common stock of smaller, lesser-known U.S. companies that the portfolio manager believes have above average prospects for growth. For this Fund, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Index, which is an index that measures the performance of small companies. The market capitalization range will change as the range of the companies included in the Russell 2000 changes. The market capitalization of companies held by the Fund as of March 31, 2000 ranged from $0.9 billion to $22.2 billion.

The portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. The portfolio manager seeks to invest in companies expected to benefit most from major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attemps to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

THE FUND WAS CLOSED TO NEW INVESTORS EFFECTIVE FEBRUARY 29, 2000. INVESTORS WHO WERE SHAREHOLDERS OF THE FUND ON THAT DAY MAY CONTINUE TO BUY SHARES INTO ACCOUNTS EXISTING ON THAT DAY. THE FUND MAY REOPEN IN THE FUTURE SUBJECT TO THE DISCRETION OF THE BOARD OF TRUSTEES.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in smaller companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small sized growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

INABILITY TO SELL SECURITIES -- securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

24   Pilgrim SmallCap Opportunities Fund

                                             PILGRIM SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 18.16   14.92    7.59   146.94

Best and worst quarterly performance during this period:

4th quarter 1999: up 68.12%

3rd quarter 1998: down 24.07%

The Fund's year-to-date total return for Class A as of March 31, 2000 was up 15.33%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                        Russell
                                                                          2000
                                                        Class A(3)      Index(4)
                                                        ----------      --------
One year, ended
December 31, 1999                                         146.94%        21.26%

Since inception(5)                                         35.79%        16.24%

----------
(1)  These figures are as of December 31 of each year.

(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund were not offered as of December 31, 1999. See footnote (2) to the bar chart above.

(4) The Russell 2000 Index is an unmanaged index that measures the performance of securities of small companies.

(5)  Class A commenced operations on June 5, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                      Pilgrim SmallCap Opportunities Fund     25

-----------
U.S. Equity
Funds
-----------

                                                       ADVISER
PILGRIM SMALLCAP GROWTH FUND                           Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in equity securities of small U.S. companies, and at least 75% of its total assets in common stocks that the portfolio manager feels have above average prospects for growth. Smaller companies are companies with market capitalizations that fall within the range of companies in the Russell 2000 Index. As of March 31, 2000, the market capitalization of companies held by the Fund ranged from $0.5 billion to $75.8 billion. The market capitalization range will change as the range of the companies included in the Russell 2000 changes.

The Fund emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and may be poised to exceed growth expectations. It focuses on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a thematic approach in structuring the portfolio and a sell discipline. Themes attempt to articulate the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and provide a framework for identifying the industries and companies expected to benefit most. This top down approach is combined with rigorous fundamental research (a "bottom up" approach) to guide stock selection and portfolio structure.

The Fund may invest in initial public offerings.

In periods of unusual market conditions, the Fund may temporarily invest part or all of its assets in cash or high quality money market securities. In these circumstances, the Fund may not achieve its objective.

The Fund considers a company to be small if it has a market capitalization corresponding at the time of purchase to the middle 90% of the Russell 2000 Growth Index. In the adviser's opinion, the middle 90% includes companies with capitalizations between $255 million and $1.4 billion. Capitalization of companies in the Index will change with market conditions.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio manager feels have above average prospects for growth, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small-cap companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

The Fund's investment in technology sectors of the stock market and in initial public offerings has had a significant impact on performance in 1999 and other periods. There can be no assurance that these factors will continue to have a positive effect on the Fund.

26   Pilgrim SmallCap Growth Fund

                                                    PILGRIM SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 19.44   11.56    4.26   90.58

Best and worst quarterly performance during this period:

4th quarter 1999: up 50.68%

3rd quarter 1998: down 23.41%

The Fund's year-to-date total return for Class Q as of March 31, 2000 was up 15.79%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Russell 2000 Growth Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                        Russell
                                                                          2000
                                                                         Growth
                                                           Class Q      Index(3)
                                                           -------      --------
One year, ended
December 31, 1999                                           90.58%       43.09%

Since inception(4)                                          26.47%       15.76%

----------
(1)  These figures are as of December 31 of each year.

(2) Pilgrim Investments has been the Fund's investment adviser since May 24, 1999; however, prior to April 1, 2000, the Fund was managed by a sub-adviser.

(3) The Russell 2000 Growth Index is an unmanaged index that measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation.

(4)  Class Q commenced operations on August 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                             Pilgrim SmallCap Growth Fund     27

-------------
International
Equity Funds
-------------

                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM WORLDWIDE GROWTH FUND                          Capital Management
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries, one of which may be the U.S.

The Fund normally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Fund's Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

In analyzing specific companies for possible investment, the sub-adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective reasearch and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

In allocating the Fund's assets, the Sub-Adviser attempts to identify securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of foreign companies may trade in lower volume and may be less liquid than securities of U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

28   Pilgrim Worldwide Growth Fund

                                                   PILGRIM WORLDWIDE GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 18.32   17.64   37.92   83.79

Best and worst quarterly performance during this period:

4th quarter 1999: up 44.52%

3rd quarter 1998: down 13.33%

The Fund's year-to-date total return for Class Q as of March 31, 2000 was up 3.69%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI World Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                          MSCI
                                                                         World
                                                           Class Q      Index(3)
                                                           -------      --------
One year, ended
December 31, 1999                                           83.79%       23.56%

Since inception(4)                                          33.83%       20.42%

----------
(1)  These figures are as of December 31 of each year.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

(3) The Morgan Stanley Capital International World (MSCI World) Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(4)  Class Q commenced operations on August 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                            Pilgrim Worldwide Growth Fund     29

-------------
International
Equity Funds
-------------

                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Brandes Investment
PILGRIM INTERNATIONAL VALUE FUND                       Partners, L.P.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

This Fund seeks long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests primarily in foreign companies with market capitalizations greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalizations.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund holds common stocks, preferred stocks, American, European and Global depositary receipts, as well as convertible securities.

Under normal circumstances, the Fund invests at least 65% of its total assets in securities of companies located in at least three countries other than the U.S. The Fund may invest up to the greater of:

*    20% of its assets in any one country or industry, or,

* 150% of the weighting of the country or industry in the Morgan Stanley Capital International European Australasian Far East (MSCI EAFE) Index, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund's investments may be affected by the following additional risks:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent that the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Fund may also invest in small and medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the value-oriented stocks in which the Fund invests. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies and some foreign companies may trade in lower volume and may be less liquid than securities of larger, more established companies or U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

30   Pilgrim International Value Fund

                                                PILGRIM INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURN (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 15.23   17.86   13.46   51.49

Best and worst quarterly performance during this period:

4th quarter 1999: up 24.50%

3rd quarter 1998: down 14.73%

The Fund's year-to-date total return for Class Q as of March 31, 2000 was up 3.64%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                         MSCI
                                                                         EAFE
                                                        Class A(3)      Index(4)
                                                        ----------      --------
One year, ended
December 31, 1999                                        51.49%         27.30%

Since inception(5)                                       22.10%         14.62%

----------
(1)  These figures are as of December 31 of each year.

(2) Because Class Q shares were first offered in 2000, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund were not offered as of December 31, 1999. See footnote (2) to the bar chart above.

(4)  The Morgan Stanley Capital International Europe Australasia Far East (MSCI
     EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australia and the Far East.

(5) Class A commenced operations on March 6, 1995. Class Q commenced operations on January 25, 2000.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                         Pilgrim International Value Fund     31

-------------
International
Equity Funds
-------------

                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM INTERNATIONAL CORE GROWTH FUND                 Capital Management
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers located in countries outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers.

The Fund invests primarily in large capitalized companies ("large cap stocks") located worldwide. In the opinion of the Sub-Adviser large cap stocks are those whose stock market capitalizations are predominantly in the top 75% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' large cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

Under normal conditions, the Fund invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Fund's Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price. It gathers financial data on 20,000 companies in over 50 countries.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The sub-adviser usually considers whether to sell a particular security when any of those factors materially changes.

In allocating the Fund's assets, the Sub-Adviser attempts to identify securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in large companies, which sometimes have more stable prices than smaller companies.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or smaller company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

32   Pilgrim International Core Growth Fund

                                          PILGRIM INTERNATIONAL CORE GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                 21.22   66.97

Best and worst quarterly performance during this period:

4th quarter 1999: up 43.94%

1st quarter 1999: up 2.68%

The Fund's year-to-date total return for Class Q as of March 31, 2000 was down 3.31%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EAFE Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                          MSCI
                                                                          EAFE
                                                           Class Q      Index(3)
                                                           -------      --------
One year, ended
December 31, 1999                                           66.97%       25.27%

Since inception(4)                                          36.17%       15.83%

----------
(1)  These figures are as of December 31 of each year.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

(3)  The Morgan Stanley Capital International Europe Australasia Far East (MSCI
     EAFE) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East.

(4)  Class Q commenced operations on February 28, 1997.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                   Pilgrim International Core Growth Fund     33

-------------
International
Equity Funds
-------------

                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND             Capital Management
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in securities of small companies located outside the U.S. The Fund may invest up to 35% of its total assets in U.S. issuers. The Fund invests primarily in smaller-capitalized companies ("small cap stocks") located worldwide. In the opinion of the Fund's Sub-Adviser, small cap stocks are those whose stock market capitalizations are predominantly in the bottom 25% of publicly traded companies as measured by stock market capitalizations in over 50 countries. The market capitalization ranges of the various countries' small cap stocks may vary greatly due to fluctuating currency values, differences in the size of the respective economies, and movements in the local stock markets.

The Fund normally invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.

The Fund's Sub-Adviser emphasizes a growth approach by searching for successful, growing companies that are managing change advantageously and poised to exceed growth expectations. It focuses on a "bottom-up" analysis that evaluates the financial conditions and competitiveness of individual companies worldwide. It uses a blend of traditional fundamental research of individual securities, calling on the expertise of many external analysts in different countries throughout the world, and a computer intensive ranking system that analyzes and ranks securities. The Sub-Adviser seeks to uncover signs of "change at the margin" -- positive business developments which are not yet fully reflected in a company's stock price.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund invests in small companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap growth securities in which the Fund invests. Rather, the market could favor value-oriented stocks or large company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

34   Pilgrim International SmallCap Growth Fund

                                      PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 17.98   13.93   35.96   121.97

Best and worst quarterly performance during this period:

4th quarter 1999: up 53.36%

3rd quarter 1998: down 15.26%

The Fund's year-to-date total return for Class Q as of March 31, 2000 was up 12.78%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Salomon EPAC EM Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                        Salomon
                                                                         EPAC
                                                                          EM
                                                         Class Q        Index(3)
                                                         -------        --------
One year, ended
December 31, 1999                                         121.97%        23.19%

Since inception(4)                                         38.48%         7.65%

----------
(1)  These figures are as of December 31 of each year.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

(3) The Salomon EPAC Extended Market (Salomon EPAC EM) Index is an unmanaged index that measures the performance of securities of smaller capitalization companies in 22 countries excluding the U.S. and Canada.

(4)  Class Q commenced operations on August 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                               Pilgrim International SmallCap Growth Fund     35

-------------
International
Equity Funds
-------------

                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM EMERGING COUNTRIES FUND                        Capital Management
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum long-term capital appreciation.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund invests at least 65% of its total assets in equity securities of issuers located in at least three countries with emerging securities markets -- that is, countries with securities markets which are, in the opinion of the Sub-Adviser, emerging as investment markets but have yet to reach a level of maturity associated with developed foreign stock markets.

The Sub-Adviser currently selects portfolio securities from an investment universe of approximately 6,000 foreign issuers in over 35 emerging markets.

Under normal market conditions, the Fund invests at least 75% of its total assets in common and preferred stock, warrants and convertible securities. The Fund may invest at least 35% ot its assets in U.S. companies.

The Fund's Sub-Adviser emphasizes a growth approach, and seeks issuers in the early stages of development believed to be undergoing a basic change in operations.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the growth securities in company stocks, or may not favor equities at all.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging markets countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

INABILITY TO SELL SECURITIES -- securities of emerging market companies trade in lower volume and may be less liquid than securities of companies in larger, more established markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

36   Pilgrim Emerging Countries Fund

                                                 PILGRIM EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 27.75   10.00   -21.46  76.30

Best and worst quarterly performance during this period:

4th quarter 1999: up 36.27%

3rd quarter 1998: down 25.99%

The Fund's year-to-date total return for Class Q as of March 31, 2000 was up 5.08%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the MSCI EMF Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                          MSCI
                                                                        Emerging
                                                                        Markets
                                                                          Free
                                                         Class Q        Index(3)
                                                         -------        --------
One year, ended
December 31, 1999                                         76.30%         63.70%

Since inception(4)                                        15.20%          0.97%

----------
(1)  These figures are as of December 31 of each year.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

(3) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is an unmanaged index that measures the performance of securities listed on exchanges in developing nations throughout the world.

(4)  Class Q commenced operations on August 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                          Pilgrim Emerging Countries Fund     37

------
Income
Funds
------

                                                       ADVISER
PILGRIM GOVERNMENT SECURITIES INCOME FUND              Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks high current income, consistent with liquidity and preservation of capital.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 70% of its total assets in securities issued or guaranteed by the U.S. Government and the following agencies or instrumentalities of the U.S. Government: the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC). Such securities include direct obligations of the U.S. Treasury and mortgage-backed securities. The Fund may fall below the 70% threshold due to changes in the value of the Fund's holdings or the sale of securities to meet redemptions, in which case the Fund will purchase only U.S. Government securities until the 70% level is restored. The remainder of the Fund's assets may be invested in securities issued by other agencies and instrumentalities of the U.S. Government and in instruments collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The foregoing policies are fundamental and may not be changed without shareholder approval.

The Fund may invest in securities of any maturity; however, the Fund is expected to have a duration within a range of 20% above or below that of the Lehman Intermediate Treasury Index. As of February 29, 2000, the dollar-weighted average duration of the Lehman Intermediate Treasury Index was 2.87 years. The adviser determines the composition of the Fund's portfolio on the basis of its judgment of existing market conditions, such as the general direction of interest rates, trends in creditworthiness, expected inflation, supply and demand of fixed income securities, and other factors. The Fund may enter into reverse repurchase agreements, dollar roll transactions or pairing off transactions. The Fund does not invest in highly leveraged derivatives, such as swaps, interest-only or principal-only stripped mortgage-backed securities, or interest rate futures contracts.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. This Fund may be particularly sensitive to interest rates because it primarily invests in U.S. government securities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund is subject to less credit risk than the other income funds because it principally invests in debt securities issued or guaranteed by the U.S. Government, its agencies and government sponsored enterprises.

PREPAYMENT RISK -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

38   Pilgrim Government Securities Income Fund

                                       PILGRIM GOVERNMENT SECURITIES INCOME FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

 1990    1991    1992    1993     1994    1995    1996    1997    1998    1999
 ----    ----    ----    ----     ----    ----    ----    ----    ----    ----
 8.03   11.90    7.46   4.71(8)  -3.61   14.51    2.56    7.85    5.61   -1.17

Best and worst quarterly performance during this period:

3rd quarter 1992: up 4.70%

1st quarter 1994: down 2.66%

The Fund's year-to-date total return for Class A as of March 31, 2000 was up 1.07%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of two broad measures of market performance -- the Lehman Brothers Government/Mortgage Index and the Lehman Brothers Intermediate Treasury Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                         Lehman        Lehman
                                                          Gov't/    Intermediate
                                                         Mortgage     Treasury
                                        Class A(3)(4)    Index(5)     Index(6)
                                        -------------    --------     --------
One year, ended
December 31, 1999                          -1.17%          1.93%        0.41%

Five years, ended
December 31, 1999                           5.75%          8.08%        6.92%

Ten years, ended
December 31, 1999(7)                        5.66%          7.87%        7.09%

----------
(1)  These figures are as of December 31 of each year.

(2) Because Class Q shares were first offered in 1999, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

(3) This table shows performance of the Class A shares of the Fund, because Class Q shares did not have a full year's performance during the year ended December 31, 1999. See footnote (2) to the bar chart above.

(4)  The Fund commenced operations on January 1, 1985.

(5) The Lehman Brothers Government/Mortgage Index is an unmanaged index that measures the performance of U.S. Government agencies and instrumentalities, as well as mortgage pass-through instruments issued by FNMA, FHLMC and GNMA.

(6) The Lehman Brothers Intermediate Treasury Index is an unmanaged index that measures the performance of U.S. Treasuries with maturities of under 10 years. Information on the Lehman Intermediate Treasury Index is presented because effective May 24, 1999, the Fund seeks an average portfolio duration within +/-20% of the duration of that Index. Previously, the Fund's average portfolio maturity was generally longer.

(7) The Fund earned income and realized capital gains as a result of entering into reverse repurchase agreements during the six-month period from July to December 1992 that caused the Fund to exceed its 10% investment restriction on borrowing. Therefore, the Fund's performance was higher than it would have been had the Fund adhered to its borrowing restriction.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                Pilgrim Government Securities Income Fund     39

------
Income
Funds
------

                                                       ADVISER
PILGRIM STRATEGIC INCOME FUND                          Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum total return.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 60% of its total assets in debt securities issued by U.S. and foreign corporations, U.S. and foreign governments, and their agencies and instrumentalities that are rated in one of the top four categories by a nationally recognized statistical rating agency, or of comparable quality if unrated. These securities include bonds, notes, mortgage-backed and asset-backed securities with rates that are fixed, variable or floating. The Fund may invest up to 40% of its total assets in high yield debt securities, commonly known as "junk bonds." There is no minimum credit rating for high yield debt securities in which the Fund may invest.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may invest in debt securities of any maturity; however, the average portfolio duration of the Fund will generally range from two to eight years. The Fund may invest up to 30% of its total assets in securities payable in foreign currencies. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques. The Fund does not invest in interest-only or principal-only stripped mortgage-backed securities.

PENDING MERGER -- Subject to shareholder approval, the Fund's Board of Trustees has approved the reorganization of the Fund into Pilgrim High Yield Fund. You could therefore ultimately hold shares of that fund.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than the other income funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments.

PREPAYMENT RISK -- the Fund may invest in mortgage related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. A security in the lowest rating catergories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Foreign securities and mortgage-related and asset-backed debt securities may be less liquid than other debt securities. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

40   Pilgrim Strategic Income Fund

                                                   PILGRIM STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                                         -0.97

Best and worst quarterly performance during this period:

4th quarter 1999: up 0.80%

2nd quarter 1999: down 1.07%

The Fund's year-to-date total return for Class Q as of March 31, 2000 was up 1.73%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman Aggregate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                        Lehman
                                                                       Aggregate
                                                                         Bond
                                                           Class Q      Index(3)
                                                           -------      --------
One year, ended
December 31, 1999                                           -0.97%      -0.82%

Since inception(4)                                           1.90%       2.37%

----------
(1)  These figures are as of December 31, 1999.

(2)  Prior to May 24, 1999, a different adviser managed the Fund.

(3) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of fixed income securities that are similar, but not identical, to those in the Fund's portfolio.

(4)  Class Q shares of the Fund commenced operations on July 27, 1998.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                            Pilgrim Strategic Income Fund     41

------
Income
Funds
------

                                                       ADVISER
PILGRIM HIGH YIELD FUND                                Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks a high level of current income, with capital appreciation as a secondary objective.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund normally invests at least 65% of its assets in high yield debt securities, including preferred stock and convertible securities, that do not in the opinion of the adviser involve undue risk relative to their expected return. High yield securities, which are commonly known as "junk bonds," are securities that are rated below investment grade, i.e., rated lower than Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's, or of comparable quality if not rated. Generally, the Fund will invest in securities rated lower than B by Moody's or S&P only when the adviser believes the financial condition of the issuer or other available protections reduce the risk to the Fund or that there is greater value in the securities than is reflected in their prevailing market price. There is no minimum credit rating for high yield securities in which the Fund may invest. The Fund may invest in debt securities of any maturity. In selecting securities for the Fund, preservation of capital is a consideration.

The remainder of the Fund's assets may be invested in common stocks, investment grade preferred stocks, investment grade debt obligations of all types, U.S. Government securities, warrants, money market instruments (including repurchase agreements on U.S. Government securities), mortgage-related securities and participation interests and assignments in floating rate loans and notes. The Fund may also invest up to 10% of its assets in foreign debt securities of any rating. The Fund may invest in financial futures and related options to attempt to hedge risk, although the Fund has not invested in such instruments since Pilgrim Investments, Inc. became the adviser in 1995 through the date of this prospectus. In selecting equity securities, the portfolio managers use a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

DIFFERENCES BETWEEN THE FUND AND HIGH YIELD FUND II -- While both Funds invest primarily in high yield securities, the High Yield Fund normally emphasizes bonds with stronger credit ratings in the high yield bond universe. Thus, of the two Funds, High Yield Fund II normally presents the potential for higher income, but with potentially higher credit risk and volatility.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income mutual funds because it invests in high yield (or "junk bond") debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns. The Fund is also subject to credit risk through its investment in floating rate loans.

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

PREPAYMENT RISK -- the Fund may invest in mortgage-related securities, which can be paid off early if the borrowers on the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security whose credit rating has been lowered may be particularly difficult to sell.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

PRICE VOLATILITY -- Equity securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks, securities depositories or exchanges than those in the U.S., and foreign controls on investment.

42   Pilgrim High Yield Fund

                                                         PILGRIM HIGH YIELD FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 -9.49   29.44   16.19   18.52   -1.55   17.71   15.76   14.98   -2.96   -1.14

Best and worst quarterly performance during this period:

1st quarter 1991: up 14.83%

3rd quarter 1998: down 7.91%

The Fund's year-to-date total return for Class Q as of March 31, 2000 was down 1.84%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the Lehman High Yield Bond Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                        Lehman
                                                                         High
                                                                        Yield
                                                                         Bond
                                                         Class A(3)     Index(4)
                                                         ----------     --------
One year, ended
December 31, 1999                                         -1.14%         2.39%

Five years, ended
December 31, 1999                                          8.49%         9.31%

Ten years, ended
December 31, 1999                                          9.09%        10.72%

----------
(1)  These figures are as of December 31 of each year.

(2) Because Class Q shares were first offered in 1999, the returns in the bar chart are based upon the performance of Class A shares of the Fund. Class A shares are not offered in this prospectus. Class A shares would have substantially similar annual returns as the Class Q shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class Q and Class A shares have different expenses.

(3) This table shows performance of the Class A shares of the Fund, because Class Q shares of the Fund did not have a full year's performance during the year ended December 31, 1999. See footnote (2) to the bar chart above.

(4) The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities that are similar, but not identical, to those in the Fund's portfolio.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                  Pilgrim High Yield Fund     43

------
Income
Funds
------

                                                       ADVISER
PILGRIM HIGH YIELD FUND II                             Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks a high level of current income and capital growth.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in high yield, lower rated debt securities, which are commonly referred to as "junk bonds," and convertible securities rated below investment grade (i.e., lower than the four highest rating catergories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no limit on either the portfolio maturity or the acceptable rating of securities bought by the Fund. Securities may bear rates that are fixed, variable or floating. The Fund may invest up to 35% of its total assets in equity securities of U.S. and foreign companies, including securities of companies in emerging markets. In selecting equity securities, the portfolio managers use a "bottom-up" analysis that focuses on individual companies and assesses the company's valuation, financial condition, management, competitiveness, and other factors.

The Fund is not restricted to investments in companies of any particular size, but currently intends to invest principally in companies with market capitalization above $100 million at the time of purchase. The Fund may also use options, futures contracts and interest rate and currency swaps as hedging techniques or to help seek the Fund's investment objective.

DIFFERENCES BETWEEN THE FUND AND HIGH YIELD FUND -- While both Funds invest primarily in high yield securities, the High Yield Fund normally emphasizes bonds with stronger credit ratings in the high yield bond universe. Thus, of the two Funds, High Yield Fund II normally presents the potential for higher income, but with potentially higher credit risk and volatility.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than other income mutual funds because it invests in high yield (or "junk bond") debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

CHANGES IN INTEREST RATES -- the value of the Fund's investments may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long term maturities. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

PREPAYMENT RISK -- the Fund may invest in mortgage-related securities, which can be paid off early if the owners of the underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the Fund will be forced to reinvest this money at lower yields.

INABILITY TO SELL SECURITIES -- high yield securities may be less liquid than higher quality investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund. A security in the lowest rating categories, that is unrated, or whose credit rating has been lowered may be particularly difficult to sell. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotes.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Investments in emerging market countries are generally riskier than other kinds of foreign investments, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

RISK OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

PRICE VOLATILITY -- equity securities face market, issuer and other risks, and their values may go up and down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer.

44   Pilgrim High Yield Fund II

                                                      PILGRIM HIGH YIELD FUND II
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                         21.07    5.03    6.03

Best and worst quarterly performance during this period:

4th quarter 1998: up 4.37%

3rd quarter 1998: down 7.02%

The Fund's year-to-date total return for Class Q as of March 31, 2000 was up 1.77%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston High Yield Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                         First
                                                                         Boston
                                                                          High
                                                      Institutional      Yield
                                          Class Q       Class(3)        Index(4)
                                          -------       --------        --------
One year, ended
December 31, 1999                          6.03%          9.55%           3.28%

Since inception of Class Q(5)              2.68%           N/A            0.48%

Since inception of Institutional
Class(5)                                    N/A          13.63%           6.90%

----------
(1)  These figures are as of December 31 of each year.

(2) The figure shown for the year 1999 provides performance for the Class Q shares of the Fund. The figures shown for the years 1997 and 1998 provide performance for Institutional Class shares of the Fund, revised to reflect expenses of Class Q shares. Prior to May 24, 1999, the Fund was managed by a different adviser.

(3)  Institutional Class shares of the Fund are no longer offerred.

(4) The First Boston High Yield Index is an unmanaged index that measures the performance of fixed income securities similar, but not identical, to those in the Fund's portfolio.

(5) Class Q commenced operations on March 27, 1998. Institutional Class shares of the Fund commenced operations on July 31, 1996.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               Pilgrim High Yield Fund II     45

------------
Equity and
Income Funds
------------

                                                       ADVISER
PILGRIM BALANCED FUND                                  Pilgrim Investments, Inc.
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks a balance of long-term capital appreciation and current income.

INVESTMENT
STRATEGY
[GRAPHIC]

The Fund's adviser actively manages a blended portfolio of equity and debt securities with an emphasis on overall total return. The Fund normally maintains 40% to 60% of its assets in debt securities of any maturity issued by corporations or other business entities and the U.S. Government and its agencies and instrumentalities, and government sponsored enterprises, and normally seeks a target allocation of 50%, although this may vary with market conditions.

The remainder of the Fund's assets are normally invested in equity securities of large companies that the adviser believes are leaders in their industries. The adviser considers whether these companies have a sustainable competitive edge. The portfolio managers emphasize a value approach in equity selection and seek securities whose prices in relation to projected earnings are believed to be reasonable in comparison to the market. For this Fund, a company with a market capitalization of over $5 billion is considered to be a large company, although the Fund may also invest to a limited degree in companies that have a market capitalization between $1 billion and $5 billion.

A portion of the Fund's net assets (up to 35%) may be invested in high yield debt securities (commonly known as "junk bonds") rated below investment grade (i.e., lower than the four highest rating categories) by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit quality for the high yield debt securities in which the Fund may invest. The Fund may invest up to 10% of its assets in other investment companies that invest in secured floating rate loans, including up to 5% of its assets in Pilgrim Prime Rate Trust, a closed-end investment company. The Fund may invest up to 20% of its total assets in foreign securities. The Fund may use options on securities, securities indices, interest rates and foreign currencies as a hedging technique or in furtherance of this investment objective. The Fund may invest up to 35% of its net assets in zero coupon securities.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

The Fund also may invest in smaller companies, which may be more susceptible to price swings than larger companies.

MARKET TRENDS -- from time to time, the stock market may not favor the large company value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or small company stocks, or may not favor equities at all.

CHANGES IN INTEREST RATES -- the value of debt and equity securities can change in response to changes in interest rates. The value of the debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities. Zero coupon securities are particularly sensitive to changes in interest rates.

CREDIT RISK -- the Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Fund may be subject to more credit risk than the other income mutual funds, because it may invest in high yield debt securities, which are considered predominantly speculative with respect to the issuer's continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns.

INABILITY TO SELL SECURITIES -- high yield securities and securities of smaller companies may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

RISKS OF USING DERIVATIVES -- derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivatives instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

46   Pilgrim Balanced Fund

                                                           PILGRIM BALANCED FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 16.88   21.46   23.52    8.69

Best and worst quarterly performance during this period:

4th quarter 1998: up 14.47%

1st quarter 1997: down 5.00%

The Fund's year-to-date total return for Class Q as of March 31, 2000 was up 0.91%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of four broad measures of market performance -- the Standard and Poor's Barra Value Index, the Lehman Aggregate Bond Index, the Lipper Balanced Fund Index -- and a composite index consisting of 60% S&P 500 Index and 40% Lehman Brothers Government/Corporate Bond Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                 Lehman      Lipper
                                    S&P Barra   Aggregate   Balanced
                                      Value       Bond        Fund     Composite
                         Class Q    Index(4)    Index(5)    Index(6)     Index
                         -------    --------    --------    --------     -----
One year, ended
December 31, 1999          8.69%     12.68%      -0.82%       8.98%      11.77%

Since inception(3)        15.91%      8.17%       6.04%      14.86%      18.57%

----------
(1)  These figures are as of December 31 of each year.

(2)  Prior to May 24, 1999, a different adviser managed the Fund.

(3)  Class Q commenced operations on August 31, 1995.

(4) The Standard and Poor's Barra Value Index is a capitalization-weighted index of all stocks in the Standard and Poor's 500 Composite Stock Price Index ("S&P 500 Index") that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the Standard and Poor's Barra Value Index.

(5) The Lehman Aggregate Bond Index is an unmanaged index that measures the performance of the U.S. investment grade fixed rate bond market, including government and corporate securities, mortgage pass-through securities, and asset-backed securities.

(6) The Lipper Balanced Fund Index is an unmanaged index that measures the performance of balanced funds (funds that seek current income balanced with capital appreciation).

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                    Pilgrim Balanced Fund     47

------------
Equity and
Income Funds
------------

                                                       ADVISER
                                                       Pilgrim Investments, Inc.
                                                       SUB-ADVISER
                                                       Nicholas-Applegate
PILGRIM CONVERTIBLE FUND                               Capital Management
--------------------------------------------------------------------------------

OBJECTIVE
[GRAPHIC]

The Fund seeks maximum total return, consisting of capital appreciation and current income.

INVESTMENT
STRATEGY
[GRAPHIC]

Under normal conditions, the Fund invests at least 65% of its total assets in convertible securities. Convertible securities are generally preferred stock or other securities, including debt securities, that are convertible into common stock. The Fund emphasizes companies with market capitalizations above $500 million. Through investments in convertible securities, the Fund seeks to capture the upside potential of the underlying equities with less downside exposure.

The Fund normally invests a minimum of 25% of its total assets in common and preferred stocks, and 25% in other income producing convertible and debt securities. The Fund may also invest up to 35% of its net assets in high yield or convertible debt securities (commonly known as "junk bonds") rated below investment grade by a nationally recognized statistical rating agency, or of comparable quality if unrated. There is no minimum credit rating for high yield securities in which the Fund may invest.

The Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

In evaluating convertibles the Fund's Sub-Adviser evaluates each security's investment characteristics as a fixed income instrument as well as its potential for capital appreciation.

In analyzing specific companies for possible investment, the Sub-Adviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The Sub-Adviser usually considers whether to sell a particular security when any of those factors materially changes.

The Fund may also lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

--------------------------------------------------------------------------------

RISKS
[GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Convertible securities have investment characteristics of both equity and debt securities. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund may invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

CHANGES IN INTEREST RATES -- the value of the convertible and debt securities held by the Fund may fall when interest rates rise. The Fund may be sensitive to changes in interest rates because it may invest in securities with intermediate and long terms to maturity. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Zero coupon securities are particularly sensitive to Changes in Interest Rates.

CREDIT RISK -- the Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. This Fund may be subject to more credit risk than many bond funds, because the convertible securities and debt securities in which it invests may be lower-rated securities.

INABILITY TO SELL SECURITIES -- convertible securities and lower rated debt and convertible securities may be less liquid than other investments. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

SECURITIES LENDING -- There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

48   Pilgrim Convertible Fund

                                                        PILGRIM CONVERTIBLE FUND
--------------------------------------------------------------------------------

HOW THE
FUND HAS
PERFORMED
[GRAPHIC]

The bar chart and table below show the Fund's annual returns and long-term performance, and illustrate the variability of the Fund's returns. The Fund's past performance is not an indication of future performance.

The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class Q shares from year to year.

YEAR BY YEAR TOTAL RETURNS (%)(1)(2)

  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
                                                 20.74   23.04   21.40   50.44

Best and worst quarterly performance during this period:

4th quarter 1999: up 34.68%

3rd quarter 1998: down 9.03%

The Fund's year-to-date total return for Class Q as of March 31, 2000 was up 11.66%.

The table below provides some indication of the risks of investing in the Fund by comparing the Fund's performance to that of a broad measure of market performance -- the First Boston Convertible Index.

AVERAGE ANNUAL TOTAL RETURNS

                                                                       First
                                                                       Boston
                                                                    Convertible
                                                         Class Q      Index(3)
                                                         -------      --------
One year, ended
December 31, 1999                                         50.44%       42.28%

Since inception(4)                                        26.88%       17.38%

----------
(1)  These figures are as of December 31 of each year.

(2) Prior to May 24, 1999, Nicholas-Applegate Capital Management was the adviser, rather than sub-adviser, to the Fund.

(3) The First Boston Convertible Index is an unmanaged index that measures the performance of a universe of convertible securities that are similar, but not identical, to those in the Fund's portfolio.

(4)  Class Q commenced operations on August 31, 1995.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                 Pilgrim Convertible Fund     49

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The table below shows the fees and expenses for Class Q shares of the Pilgrim Funds.

FEES YOU PAY DIRECTLY

                                                                         Class Q
                                                                         -------
Maximum sales charge on your investment
(as a % of offering price)                                                 none

Maximum deferred sales charge
(as a % of purchase or sales price,
whichever is less)                                                         none

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

                                                  Distribution                     Total
                                                   and Service                     Fund     Fee Waiver
                                      Management    (12b-1)         Other        Operating      by         Net
Fund                                     Fee          Fees      Expenses(2)(3)    Expenses   Adviser(4)  Expenses
----                                     ---          ----      --------------    --------   ----------  --------
MagnaCap                          %      0.71         0.25           0.34           1.30          --       1.30
LargeCap Leaders                  %      1.00         0.25           0.73           1.98       -0.23       1.75
Research Enhanced Index           %      0.70         0.25           0.56           1.51          --       1.51
Growth Opportunities              %      0.75         0.25           0.34           1.34          --       1.34
LargeCap Growth                   %      0.75         0.25           0.25           1.25          --       1.25
MidCap Value                      %      1.00         0.25           0.54           1.79       -0.04       1.75
MidCap Opportunities              %      1.00         0.25           0.44           1.69          --       1.69
MidCap Growth                     %      0.75         0.25           0.25           1.25          --       1.25
Growth + Value                    %      1.00         0.25           0.39           1.64          --       1.64
SmallCap Opportunities            %      0.75         0.25           0.38           1.38          --       1.38
SmallCap Growth                   %      1.00         0.25           0.24           1.49          --       1.49
Worldwide Growth                  %      1.00         0.25           0.30           1.55          --       1.55
International Value               %      1.00         0.25           0.38           1.63          --       1.63
International Core Growth         %      1.00         0.25           0.38           1.63          --       1.63
International SmallCap Growth     %      1.00         0.25           0.42           1.67          --       1.67
Emerging Countries                %      1.25         0.25           0.93           2.43       -0.53       1.90
Government Securities Income(5)   %      0.50         0.25           0.65           1.40          --       1.40
Strategic Income                  %      0.45         0.25           0.67           1.37       -0.52       0.85
High Yield                        %      0.60         0.25           0.27           1.12       -0.02       1.10
High Yield II(5)                  %      0.60         0.25           0.32           1.17       -0.17       1.00
Balanced(5)                       %      0.75         0.25           0.51           1.51       -0.26       1.25
Convertible                       %      0.75         0.25           0.23           1.23          --       1.23

(1) This table shows the estimated operating expenses for Class Q shares of each Fund as a ratio of expenses to average daily net assets. These estimated expenses are based on each Fund's actual operating expenses for its most recent complete fiscal year and fee waivers to which the Advisers have agreed.

(2) Because Class Q shares are new for MagnaCap Fund, LargeCap Leaders Fund, Research Enhanced Index Fund, Growth Opportunities Fund, MidCap Value Fund, MidCap Opportunities Fund, Growth + Value Fund, SmallCap Opportunities Fund, International Value Fund, Government Securities Income Fund, and High Yield Fund, the expenses for each Fund are estimated based on Class A expenses of the Fund.

(3) Except for MagnaCap Fund, LargeCap Leaders Fund, Research Enhanced Index Fund, Growth Opportunities Fund, MidCap Value Fund, MidCap Opportunities Fund, Growth + Value Fund, SmallCap Opportunities Fund, International Value Fund, Government Securities Income Fund, and High Yield Fund, other expenses have been restated to reflect the elimination of certain administrative fees effective May 24, 1999.

(4) Pilgrim Investments has entered into expense limitation agreements with each Fund except MagnaCap Fund, Research Enhanced Index Fund, Growth Opportunities Fund, MidCap Opportunities Fund, Growth + Value Fund, SmallCap Opportunities Fund, International Value Fund and Government Securities Income Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to Pilgrim Investments within three years. The amount of each Fund's expenses waived or reimbursed during the last fiscal year by Pilgrim Investments is shown under the heading "Fee Waiver by Adviser." For each Fund except Government Securities Income Fund, the expense limit will continue through at least October 31, 2001. Nicholas-Applegate Capital Management bears 50% of the cost of maintaining the expense limit for funds for which it serves as sub-adviser. Pilgrim Investments has separately agreed to reimburse Government Securities Income Fund to the extent that total Fund operating expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and distribution fees in excess of 0.25%, exceed 1.50% of the Fund's average daily net assets on the first $40 million in net assets and 1% of average daily net assets in excess of $40 million. The expense limit for Government Securities Income Fund will terminate only with termination of the advisory contract with Pilgrim Investments.

(5) Effective April 1, 2000, certain Pilgrim Funds merged with High Yield II, Balanced and Government Securities Income Funds. It is expected that as a result of the mergers, operating expenses for High Yield II, Balanced and Government Securities Income Funds will be lower than the operating expenses prior to the mergers.

50   What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Pilgrim Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS Q

Fund                                    1 year    3 years    5 years    10 years
----                                    ------    -------    -------    --------
MagnaCap                            $     132       412         713       1,568
LargeCap Leaders                    $     178       576       1,024       2,268
Research Enhanced Index             $     154       477         824       1,802
Growth Opportunities                $     136       425         734       1,613
LargeCap Growth                     $     127       397         686       1,511
MidCap Value                        $     178       555         962       2,098
MidCap Opportunities                $     172       533         918       1,998
MidCap Growth                       $     127       397         686       1,511
Growth + Value                      $     167       517         892       1,944
SmallCap Opportunities              $     141       437         755       1,657
SmallCap Growth                     $     152       471         813       1,779
Worldwide Growth                    $     158       490         845       1,845
International Value                 $     166       514         887       1,933
International Core Growth           $     166       514         887       1,933
International SmallCap Growth       $     170       526         907       1,976
Emerging Countries                  $     193       653       1,197       2,683
Government Securities Income        $     143       443         766       1,680
Strategic Income                    $      87       328         648       1,553
High Yield                          $     112       352         613       1,359
High Yield II                       $     102       337         610       1,389
Balanced                            $     127       425         773       1,756
Convertible                         $     125       390         676       1,489

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                    What You Pay to Invest    51

SHAREHOLDER
GUIDE                                                     HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

PURCHASE OF SHARES

Class Q Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. Certain Funds also offer Class A, B, C, M, T and I shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes by calling (800) 992-0180.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-US banks (even if payment may be effected through a US bank) will not be accepted. Pilgrim reserves the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

All other purchasers may purchase shares by the methods outlined in the table on the right.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of servicing your shareholder account, each Fund has adopted a Rule 12b-1 plan for Class Q shares which requires fees to be paid out of the assets of the class. Each Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund.

RETIREMENT PLANS

You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial consultant or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact the Shareholder Servicing Agent at (800) 992-0180.

                              Initial                Additional
       Method               Investment               Investment
       ------               ----------               ----------
   By Contacting      A financial consultant     Visit or consult a
   Your Financial     with an authorized firm    financial consultant.
   Consultant         can help you establish
                      and maintain your
                      account.

   By Mail            Visit or speak with a      Fill out the Account
                      financial consultant.      Additions form
                      Make your check            included on the bottom
                      payable to the Pilgrim     of your account
                      Funds and mail it,         statement along with
                      along with a completed     your check payable to
                      Application. Please        the Fund and mail
                      indicate your              them to the address on
                      investment professional    the account statement.
                      on the New Account         Remember to write
                      Application                your account number
                                                 on the check.

   By Wire            Call the Pilgrim           Wire the funds in the
                      Operations Department      same manner described
                      at (800) 336-3436 to       under "Initial
                      obtain an account          Investment."
                      number and indicate
                      your investment
                      professional on the
                      account.

                      Instruct your bank to
                      wire funds to the Fund
                      in the care of:

                      State Street
                      Bank and Trust
                      Kansas City
                      ABA #101003621
                      Kansas City, MO
                      credit to: __________
                      (the Fund)
                      A/C #751-8315; for
                      further credit
                      to: __________
                      Shareholder
                      A/C #__________
                      (A/C # you received
                      over the telephone)
                      Shareholder Name:

                      ______________________
                      (Your Name Here)

                      After wiring funds you
                      must complete the
                      Account Application
                      and send it to:

                      Pilgrim Funds
                      P.O. Box 219368
                      Kansas City, MO
                      64121-6368

52   Shareholder Guide

                                                                     SHAREHOLDER
HOW TO REDEEM SHARES                                                       GUIDE
--------------------------------------------------------------------------------

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

All other shareholders may redeem shares by the methods outlined in the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

*    Your account must have a current value of at least $250,000.
*    Minimum withdrawal amount is $1,000.
*    You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent, see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, a Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

      Method                             Procedures
      ------                             ----------
By Contacting Your     You may redeem by contacting your financial
Financial Consultant   consultant who may charge for their services
                       in connection with your redemption request, but neither the Fund nor the Distributor imposes any such charge.

By Mail Send a written request specifying the Fund name and share class, your account number, the name(s) in which the account is registered, and the dollar value or number of shares you wish to redeem to:

                       Pilgrim Funds
                       P.O. Box 219368
                       Kansas City, MO 64121-6368

                       If certificated shares have been issued, the certificate must accompany the written request. Corporate investors and other associations must have an appropriate certification on file authorizing redemptions. A suggested form of such certification is provided on the Account Application. A signature guarantee may be required.

By Telephone --        You may redeem shares by telephone on all
Expedited Redemption   accounts other than retirement accounts,
                       unless you check the box on the Account Application which signifies that you do not wish to use telephone redemptions. To redeem by telephone, call the Shareholder Servicing Agent at (800) 992-0180.

                       RECEIVING PROCEEDS BY CHECK:
                       You may have redemption proceeds (up to a maximum of $100,000) mailed to an address which has been on record with Pilgrim Funds for at least 30 days.

                       RECEIVING PROCEEDS BY WIRE:
                       You may have redemption proceeds (subject to a minimum of $5,000) wired to your pre-designated bank account. You will not be able to receive redemption proceeds by wire unless you check the box on the Account Application which signifies that you wish to receive redemption proceeds by wire and attach a voided check. Under normal circumstances, proceeds will be transmitted to your bank on the business day following receipt of your instructions, provided redemptions may be made. In the event that share certificates have been issued, you may not request a wire redemption by telephone.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    53

SHAREHOLDER
GUIDE                                                       TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for Class Q shares of each Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of Class Q shares of each Fund is calculated by taking the value of the Fund's assets attributable to Class Q shares, subtracting the Fund's liabilities attributable to Class Q shares, and dividing by the number of Class Q shares that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the net asset value of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees, although the actual calculations will be made by persons acting under the supervision of the Board. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

EXCHANGES

You may exchange Class Q shares for Class Q shares of any other Pilgrim Fund that offers Class Q shares. The total value of shares being exchanged must at least equal the minimum investment requirement for Class Q shares of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as a trading vehicle. The adviser may prohibit excessive exchanges (more than four per year). The adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege.

SYSTEMATIC EXCHANGE PRIVILEGE

You may elect to have a specified dollar amount of Class Q shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in Class Q shares of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

TELEPHONE ORDERS

The Pilgrim funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

54   Shareholder Guide

                                                                     SHAREHOLDER
TRANSACTION POLICIES                                                       GUIDE
--------------------------------------------------------------------------------

SMALL ACCOUNTS (NON-RETIREMENT ONLY)

If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                         Shareholder Guide    55

MANAGEMENT
OF THE FUNDS                                                             ADVISER
--------------------------------------------------------------------------------

PILGRIM INVESTMENTS, INC. ("Pilgrim" or "Pilgrim Investments") serves as the investment adviser to each of the Funds. Pilgrim has overall responsibility for the management of the Funds. Pilgrim provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, Pilgrim is registered as an investment adviser. Pilgrim is an indirect wholly-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar") (NYSE: RLR). Through its subsidiaries, ReliaStar offers individuals and institutions life insurance and annuities, employee benefits products and services, life and health reinsurance, retirement plans, mutual funds, bank products, and personal finance education.

Prior to April 30, 2000, Pilgrim Advisors, Inc. ("Pilgrim Advisors") served as investment adviser to certain of the Funds. On April 30, 2000, Pilgrim Advisors, an indirect wholly-owned subsidiary of ReliaStar, merged with Pilgrim Investments. Pilgrim Advisors and Pilgrim Investments were sister companies and shared certain resources and investment personnel.

As of February 29, 2000, Pilgrim and Pilgrim Advisors together managed over $16.6 billion in assets.

Pilgrim's principal address is 40 North Central Avenue, Suite 1200, Phoenix, Arizona 85004.

Pilgrim receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

Fund                               Advisory Fee
----                               ------------
MagnaCap                               0.71%
LargeCap Leaders                       1.00
Research Enhanced Index                0.70
Growth Opportunities                   0.75
LargeCap Growth                        0.75
MidCap Value                           1.00
MidCap Opportunities                   1.00
MidCap Growth                          0.75
Growth + Value                         1.00
SmallCap Opportunities                 0.75
SmallCap Growth                        1.00
Worldwide Growth                       1.00
International Value                    1.00
International Core Growth              1.00
International SmallCap Growth          1.00
Emerging Countries                     1.25
Government Securities Income           0.50
Strategic Income                       0.45
High Yield                             0.60
High Yield II                          0.60
Balanced                               0.75
Convertible                            0.75

PILGRIM DIRECTLY MANAGES THE PORTFOLIOS OF THE FOLLOWING FUNDS:

Growth Opportunities Fund
MidCap Opportunities Fund
MidCap Growth Fund

The following individuals share responsibility for the day-to-day management of the Growth Opportunities Fund, the MidCap Opportunities Fund and MidCap Growth
Fund:

Mary Lisanti has co-managed the Pilgrim MidCap Opportunities Fund since the fund was formed in August 1998, managed or co-managed the Pilgrim Growth Opportunities Fund since August 1998, and co-managed the Pilgrim MidCap Growth Fund since April 2000. She joined Pilgrim in May 1998.

56   Management of the Funds
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                                                                      MANAGEMENT
ADVISER                                                             OF THE FUNDS
--------------------------------------------------------------------------------

Ms. Lisanti has over 20 years of experience in small and mid-cap investments. Before joining Pilgrim, Ms. Lisanti was a Portfolio Manager at Strong Capital Management where she managed the Strong Small Cap Fund and co-managed the Strong Mid Cap Fund. From 1993 to 1996, Ms. Lisanti was a Managing Director and Head of Small and Mid-Capitalization Equity Strategies at Bankers Trust Corp. where she managed the BT Small Cap Fund and the BT Capital Appreciation Fund. Prior to Bankers Trust, Ms. Lisanti was a Portfolio Manager with the Evergreen Funds. She began her career as an Analyst specializing in emerging growth stocks with Donaldson, Lufkin & Jenrette and Shearson Lehman Hutton, and was ranked the number one Emerging Growth Institutional Investor Stock Analyst in 1989. She is a Chartered Financial Analyst, and a Member of the New York Society of Security Analysts and the Financial Analyst Federation.

Jeffrey Bernstein has co-managed the Pilgrim MidCap Opportunities Fund since the fund was formed in August 1998, has co-managed the Pilgrim Growth Opportunities Fund since January 2000 and co-managed the Pilgrim MidCap Growth Fund since April 2000. He joined Pilgrim in May 1998.

Mr. Bernstein has over 10 years of experience in small and mid-cap investments. Before joining Pilgrim, Mr. Bernstein was a Portfolio Manager at Strong Capital Management where he co-managed the Strong Mid Cap Fund. From November 1995 to February 1997, Mr. Bernstein was a Portfolio Manager with Berkeley Capital. From September 1993 to November 1995, Mr. Bernstein was an Assistant Portfolio Manager at Bankers Trust Corp. Prior to Bankers Trust, Mr. Bernstein was an Analyst for Cowen & Co.

SMALLCAP OPPORTUNITIES FUND AND SMALLCAP GROWTH FUND

Mary Lisanti, whose background is described above, has served as manager of the SmallCap Opportunities Fund since July 1998 and SmallCap Growth Fund since April 2000.

MAGNACAP FUND

This Fund is managed by a team led by Howard N. Kornblue, Senior Vice President and Senior Portfolio Manager for Pilgrim Investments. Mr. Kornblue has served as a Portfolio Manager of MagnaCap Fund since 1989. The other individuals on the team are G. David Underwood and Robert M. Kloss.

Mr. Underwood has over 21 years of investment management experience. At Pilgrim, he serves as a Senior Vice President and Senior Portfolio Manager. Prior to joining Pilgrim in December 1996, Mr. Underwood was a Director of Funds Management for First Interstate Capital Management. Mr. Underwood's prior experience includes a 10 year association with Integra Trust Company of Pittsburgh where he served as Director of Research and Senior Portfolio Manager.

LARGECAP LEADERS AND MIDCAP VALUE FUND

The LargeCap Leaders and MidCap Value Funds are managed by a team led by G. David Underwood, Senior Vice President and Senior Portfolio Manager for Pilgrim. Mr. Underwood is the Lead Portfolio Manager of LargeCap Leaders Fund. The other individual on the team is Robert M. Kloss.

STRATEGIC INCOME FUND

The following individuals share responsibility for the day-to-day management of the Strategic Income Fund:

Robert K. Kinsey, Vice President of Pilgrim, has served as a Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Kinsey manages Strategic Income Fund's assets that are invested in assets other than high yield debt securities. Prior to joining Pilgrim, Mr. Kinsey was a Vice President and Fixed Income Portfolio Manager for Federated Investors from January 1995 to March 1999. From July 1992 to January 1995, Mr. Kinsey was a Principal and Portfolio Manager for Harris Investment Management.

Kevin G. Mathews, Senior Vice President and Senior Portfolio Manager of Pilgrim, has served as a Senior Portfolio Manager of Strategic Income Fund since May 24, 1999. Mr. Mathews manages Strategic Income Fund's assets that are invested in high yield debt securities. Mr. Mathews has served as Portfolio Manager of High Yield Fund since June 1995, and also served as Portfolio Manager of Government Securities Income Fund from June 1995 through September 1996.

Charles Ullerich, Vice President and Portfolio Manager of Pilgrim, has served as a Co-Portfolio Manager of Strategic Income Fund since December 1999. Prior to joining Pilgrim Investments, Mr. Ullerich was Vice President of Treasury Services for First Liberty Bank of Macon, GA since 1991, where he was Portfolio Manager for a mortgage and treasury securities portfolio.

                                                                       [GRAPHIC]
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                                                   Management of the Funds    57
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MANAGEMENT
OF THE FUNDS                                                             ADVISER
--------------------------------------------------------------------------------

GOVERNMENT SECURITIES INCOME FUND

Robert K. Kinsey, whose background is described above, has primary responsibility for the day-to-day management of Government Securities Income Fund, and has served as Senior Portfolio Manager of Government Securities Income Fund since May 24, 1999.

HIGH YIELD FUND AND HIGH YIELD FUND II

Kevin G. Mathews, whose background is described above, has served as Senior Portfolio Manager of High Yield Fund and High Yield Fund II since June 1995 and May 1999, respectively.

Charles Ullerich, whose background is described above, has served as a co-manager of High Yield Fund and High Yield Fund II since December 1999.

BALANCED FUND

The following individuals share responsibility for the day-to-day management of the Balanced Fund:

G. David Underwood, whose background is described above, has served as Senior Portfolio Manager of the equity portion of the Balanced Fund's assets since May 24, 1999.

Kevin G. Mathews, whose background is described above, has served as Senior Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999.

Robert K. Kinsey, whose background is described above, has served as a Portfolio Manager of the fixed income portion of Balanced Fund's assets since May 24, 1999.

Charles Ullerich, whose background is described above, has served as a co-manager of the fixed income portion of Balanced Fund's assets since December 1999.

58   Management of the Funds

                                                                      MANAGEMENT
SUB-ADVISERS                                                        OF THE FUNDS
--------------------------------------------------------------------------------

For the following Funds, Pilgrim has engaged a Sub-Adviser to provide the day-to-day management of the Fund's portfolio. The Sub-Advisers have, at least in part, been selected on the basis of their successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles.

RESEARCH ENHANCED INDEX FUND

J.P. MORGAN INVESTMENT MANAGEMENT INC.

A registered investment adviser, J.P. Morgan Investment Management Inc. (J.P. Morgan) serves as Sub-Adviser to the Pilgrim Research Enhanced Index Fund. The firm was formed in 1984. The firm evolved from the Trust and Investment Division of Morgan Guaranty Trust Company which acquired its first tax-exempt client in 1913 and its first pension account in 1940. J.P. Morgan currently manages approximately $349 billion for institutions and pension funds. The company is a wholly owned subsidiary of J.P. Morgan & Co. J.P. Morgan's principal address is 522 Fifth Avenue, New York, New York 10036.

Nanette Buziak, Timothy Devlin and Bernard Kroll share the responsibility for the day-to-day management of the Research Enhanced Index Fund.

Ms. Buziak has co-managed the Pilgrim Research Enhanced Index Fund since April 1999. At J.P. Morgan, she serves as a Portfolio Manager and Member of the Structured Equity Group.

Ms. Buziak has over 8 years of investment management experience. Before joining J.P. Morgan in 1997, Ms. Buziak was an index arbitrage trader and convertible bond portfolio manager at First Marathon America, Inc.

Mr. Devlin has co-managed the Pilgrim Research Balanced Index Fund since the Fund was formed in December 1998. At J.P. Morgan, he serves as a Portfolio Manager and Member of the Structured Equity Group.

Mr. Devlin has over 12 years of investment management experience. Before joining J.P. Morgan in 1996, Mr. Devlin was a Portfolio Manager for nine years at Mitchell Hutchins Asset Management, Inc. where he managed quantitatively-driven portfolios for institutional and small investments.

Mr. Kroll has co-managed the Pilgrim Research Enhanced Index Fund since March 2000. At J.P. Morgan, he serves as a Portfolio Manager and Member of the Structured Equity Group.

Mr. Kroll has over 20 years of investment management experience. Before joining J.P. Morgan in 1996, Mr. Kroll was an equity derivatives specialist at Goldman Sachs & Co. Earlier, he managed his own software development firm and options broker-dealer, and managed several derivatives businesses at Kidder Peabody & Co.

GROWTH + VALUE FUND

NAVELLIER FUND MANAGEMENT, INC.

A registered investment adviser, Navellier Fund Management Inc. (Navellier) serves as Sub-Adviser to the Pilgrim Growth + Value Fund. Navellier and its affiliate, Navellier & Associates, Inc., manage over $5 billion for institutions, pension funds and high net worth individuals. Navellier's principal address is 1 East Liberty, Third Floor, Reno, Nevada 89501.

Louis Navellier has managed the Pilgrim Growth + Value Fund since the Fund was formed in November 1996. Mr. Navellier has over 19 years of investment management experience and is the principal owner of Navellier & Associates, Inc. Mr. Navellier's investment newsletter, MPT Review, has been published for over 19 years and is widely renowned throughout the investment community.

INTERNATIONAL VALUE FUND

BRANDES INVESTMENT PARTNERS, L.P.

A registered investment adviser, Brandes Investment Partners, L.P. (Brandes) serves as Sub-Adviser to the Pilgrim International Value Fund. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc., which has been providing investment advisory services (through various predecessor entities) since 1974. Brandes currently manages over $33 billion in international portfolios. Brandes' principal address is 12750 High Bluff Drive, San Diego, California 92130.

Charles Brandes has co-managed the Pilgrim International Value Fund since the Funds were formed in March 1995 and January 1998, respectively. Mr. Brandes has over 31 years of investment management experience. He founded the general partner of Brandes in 1974 and owns a controlling interest in it. At Brandes, he serves as a Managing Partner. He is a Chartered Financial Analyst and a Memeber of the Association for Investment Management and Research.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                   Management of the Funds    59

MANAGEMENT
OF THE FUNDS                                                        SUB-ADVISERS
--------------------------------------------------------------------------------

Jeff Busby has co-managed the Pilgrim International Value Fund since the fund was formed in March 1995. Mr. Busby has over 13 years of investment management experience. At Brandes Investment Partners, L.P., he serves as a Managing Partner. He is also responsible for overseeing all trading activities for the firm. He is a Chartered Financial Analyst, and a Member of the Association for Investment Management and Research and the Financial Analyst Society.

LARGECAP GROWTH FUND, INTERNATIONAL CORE GROWTH FUND, WORLDWIDE GROWTH FUND, INTERNATIONAL SMALLCAP GROWTH FUND, EMERGING COUNTRIES FUND AND CONVERTIBLE FUND

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT (NACM)

NACM serves as sub-adviser to the Funds listed above. Founded in 1984, NACM manages over $40 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. Each of the Funds listed above is managed by a team of portfolio managers and analysts employed by NACM. NACM has offices in San Diego, New York, Chicago and San Francisco. It's principal business address is 600 West Broadway, San Diego, California, 92101.

60   Management of the Funds
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                                                                      DIVIDENDS,
                                                                   DISTRIBUTIONS
DIVIDENDS/TAXES                                                        AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, as follows:

Annually(1)              Semi-Annually(1)       Quarterly(2)       Monthly(3)
-----------              ----------------       ------------       ----------
LargeCap Leaders         MagnaCap               Balanced           Strategic
Research Enhanced                               Convertible         Income
 Index                                                             Government
Growth                                                              Securities
 Opportunities                                                      Income
LargeCap Growth                                                    High Yield
MidCap Value                                                       High Yield II
MidCap
 Opportunites
MidCap Growth
Growth + Value
SmallCap
 Opportunities
SmallCap Growth
Worldwide
 Growth
International
 Value
International
 Core Growth
International
 SmallCap Growth
Emerging
 Countries

(1)  Distributions normally expected to consist primarily of capital gains.
(2) Distributions normally expected to consist, on an annual basis, of a variable combination of capital gains and ordinary income.
(3)  Distributions normally expected to consist primarily of ordinary income.

Each Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class Q shares of a Fund invested in another Pilgrim Fund which offers the Class Q shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the Statement of Additional Information for additional information. You should rely your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute most of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

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                                        Dividends, Distributions and Taxes    61
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ABOUT RISKS
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All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the Statement of Additional Information
(SAI).

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the adviser or sub-adviser can decide whether to use them or not. The adviser or sub-adviser of a Fund may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

PRINCIPAL RISKS

INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

Each Fund that invests in foreign securities may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts to have the necessary currencies to settle transactions, or to help protect Fund assets against adverse changes in foreign currency exchange rates, or to provide exposure to a foreign currency commensurate with the exposure of securities from that country. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

EMERGING MARKETS INVESTMENTS. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

HIGH YIELD SECURITIES. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or pay-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

CORPORATE DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the Fund's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

One measure of risk for fixed income securities is duration. Duration is one of the tools used by a portfolio manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility." According to this measure, the longer the

62   More Information About Risks
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                                                                MORE INFORMATION
                                                                     ABOUT RISKS
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maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those that are not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

OTHER INVESTMENT COMPANIES. Each Fund (except the MagnaCap, High Yield and Government Securities Income Funds) may invest up to 10% of its assets in other investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted and illiquid securities (except MagnaCap Fund may not invest in restricted securities). If a security is illiquid, the Fund might be unable to sell the security at a time when the adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

INTERESTS IN LOANS. Certain Funds may invest in participation interests or assignments in secured variable or floating rate loans, which include participation interests in lease financings. Loans are subject to the credit risk of nonpayment of principal or interest. Substantial increases in interest rates may cause an increase in loan defaults. Although the loans will generally be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to the Fund's investment. Many loans are relatively illiquid, and may be difficult to value.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, and some do, so please check the description of the Fund's policies. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser or sub-adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

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                          If you have any questions, please call 1-800-992-0180.

                                             More Information About Risks     63
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TEMPORARY DEFENSIVE STRATEGIES. When the adviser or sub-adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve capital appreciation.

OTHER RISKS

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1|M/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

SHORT SALES. Each Fund (except MagnaCap Fund, LargeCap Leaders Fund, Government Securities Income Fund, and High Yield Fund) may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING OFF TRANSACTIONS. A pairing-off transaction occurs when a Fund commits to purchase a security at a future date, and then the Fund "pairs-off" the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this prospectus apply at the time of investment.

64   More Information About Risks

Financial
Highlights
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of each Fund's independent accountant, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                                       Financial
PILGRIM MAGNACAP FUND                                                 Highlights
--------------------------------------------------------------------------------

                                                                     Nov. 22,
                                                                    1999(2) to
                                                                   Dec. 31, 1999
                                                                    (unaudited)
                                                                   -------------
Per Share Operating Performance:
 Net asset value, beginning of period                        $         16.13
 Income from investment operations:
 Net investment income (loss)                                $            --
 Net realized and unrealized gains on investments            $          0.13
 Total from investment operations                            $          0.13
 Less distributions from:
 Net investment income                                       $            --
 Net realized gains on investments                           $            --
 Net asset value, end of period                              $         16.26
 Total Return(3):                                            %          0.81

Ratios/Supplemental Data:
 Net assets, end of period (000's)                           $         9,997
 Ratios to average net assets:
 Expenses(4)                                                 %          1.51
 Net investment income (loss)(4)                             %          0.09
 Portfolio turnover                                          %            15

----------
(1) Pilgrim Investments, Inc., the Fund's Investment Manager, acquired certain assets of Pilgrim Management Corporation, the Fund's former Investment Manager, in a transaction that closed on April 7, 1995.
(2)  Commencement of offering of shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

66   Pilgrim MagnaCap Fund

Financial
Highlights                                          PILGRIM LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999 the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                                    Six months
                                                                       ended      Three months     Year       July 21,
                                                                    December 31,     ended         ended     1997(1) to
                                                                       1999         June 30,      March 31,   March 31,
                                                                    (unaudited)      1999(2)        1999        1998
                                                                    -----------      -------        ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period                           $      28.43          25.24         15.66       12.50
 Income from investment operations:
 Net investment income (loss)                                   $      (0.05)         (0.03)        (0.02)      (0.01)
 Net realized and unrealized gains on investments               $      12.89           3.22          9.87        3.26
 Total from investment operations                               $      12.84           3.19          9.85        3.25
 Less distributions from:
 Net investment income                                          $         --             --            --        0.01
 Net realized gains on investments                              $      (0.38)            --          0.27        0.08
 Net asset value, end of period                                 $      40.89          28.43         25.24       15.66
 Total Return(3):                                               %      45.48          12.64         63.76       62.47

Ratios/Supplemental Data:
 Net assets, end of period ($000's)                             $     17,397          6,044         4,908         799
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)                    %       1.15           1.23          1.26        1.25
 Gross expenses prior to expense reimbursement(4)               %       1.15           1.25          1.91       10.45
 Net investment income (loss) after expense reimbursement(4)    %      (0.58)         (0.36)        (0.28)      (0.62)
 Portfolio turnover                                             %         84             27           253         306

----------
(1)  The Fund commenced operations on July 21, 1997.
(2) Effective May 24, 1999, Pilgrim Investments Inc., became the Investment Manager of the Fund; concurrently, Nicholas-Applegate Capital Management was appointed as sub-advisor.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               Pilgrim LargeCap Growth Fund   67

                                                                       Financial
PILGRIM MIDCAP GROWTH FUND                                            Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999 the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                       Six months
                                                          ended     Three months                                 June 30,
                                                       December 31,    ended                                    1994(2) to
                                                          1999        June 30,          Year ended March 31,     March 31,
                                                       (unaudited)     1999(1)   1999    1998     1997     1996    1995
                                                       -----------     -------   ----    ----     ----     ----    ----
Per Share Operating Performance:
 Net asset value, beginning of period               $     26.94         25.14    23.30   18.01    17.99    13.66   12.50
 Income from investment operations:
 Net investment income (loss)                       $     (0.19)        (0.06)  (0.12)  (0.21)   (0.04)   (0.07)  (0.02)
 Net realized and unrealized gains on investments   $     14.85          1.86     3.56    7.48     0.32     4.86    1.18
 Total from investment operations                   $     14.66          1.80     3.44    7.27     0.28     4.79    1.16
 Less distributions from:
 Net realized gains on investments                  $      8.90            --     1.60    1.98     0.26     0.46      --
 Net asset value, end of period                     $     32.70         26.94    25.14   23.30    18.01    17.99   13.66
 Total Return(3):                                   %     63.06          7.16    15.77   42.00     1.39    35.37    9.28

Ratios/Supplemental Data:
 Net assets, end of period (000's)                  $    13,818        19,383   14,350  12,204   13,115    4,274   2,121
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)        %      1.24          1.24     1.23    1.22     1.25     1.23    1.24
 Gross expenses prior to expense reimbursement(4)   %      1.27          1.25     1.31    1.95     1.84     2.84    3.52
 Net investment income (loss) after expense
  reimbursement(4)                                  %     (1.10)        (0.95)   (0.71)  (0.97)   (0.69)   (0.57)  (0.33)
 Portfolio turnover                                 %       154            55      154     200      153      114      98

----------
(1) Effective May 24, 1999, Pilgrim Investments, Inc. became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(2)  Commencement of offering of shares.
(3) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

68   Pilgrim MidCap Growth Fund

Financial
Highlights                                          PILGRIM SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999 the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                      Six months
                                                         ended      Three months                           August 31,
                                                      December 31,      ended                              1995(2) to
                                                         1999         June 30,     Year ended March 31,     March 31,
                                                      (unaudited)      1999(1)    1999     1998     1997      1996
                                                      -----------      -------    ----     ----     ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period              $     21.19          18.56    19.27    13.19    14.16     12.50
 Income from investment operations:
 Net investment income (loss)                      $     (0.09)         (0.06)   (0.15)    0.03    (0.07)    (0.03)
 Net realized and unrealized gains (loss) on
  investments                                      $      9.22           2.69     0.22     6.16    (0.77)     1.69
 Total from investment operations                  $      9.13           2.63     0.07     6.19    (0.84)     1.66
 Less distributions from:
 Net realized gains on investments                 $     10.81             --     0.78     0.11     0.13        --
 Net asset value, end of period                    $     19.51          21.19    18.56    19.27    13.19     14.16
 Total Return(3):                                  %     53.53          14.17     0.96    47.01    (6.03)    13.28

Ratios/Supplemental Data:
 Net assets, end of period (000's)                 $    11,055         11,013    9,107    12,508   1,013       314
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)       %      1.49           1.45     1.53     1.52     1.51      1.49
 Gross expenses prior to expense reimbursement(4)  %      1.53           1.49     1.63     2.39    10.79     37.86
 Net investment income (loss) after expense
  reimbursement(4)                                 %     (1.21)         (1.21)   (0.97)   (1.52)   (1.02)    (1.05)
 Portfolio turnover                                %        48             32       90       92      113       130

----------
(1) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(2)  Commencement of offering of shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                               Pilgrim SmallCap Growth Fund   69

                                                                       Financial
PILGRIM WORLDWIDE GROWTH FUND                                         Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999 the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                      Six months
                                                         Ended     Three months                             August 31,
                                                      December 31,    ended                                 1995(2) to
                                                         1999        June 30,      Year ended March 31,      March 31,
                                                      (unaudited)     1999(1)    1999     1998      1997      1996
                                                      -----------     -------    ----     ----      ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period              $     27.12         24.59    19.63    15.00     13.27       12.50
 Income from investment operations:
 Net investment income (loss)                      $     (0.11)         0.01     0.22    (0.11)     0.01       (0.04)
 Net realized and unrealized gains (loss) on
  investments                                      $     12.33          2.52     6.15     5.29      1.72        0.81
 Total from investment operations                  $     12.22          2.53     6.37     5.18      1.73        0.77
 Less distributions from:
 Net investment income                             $        --            --     0.15       --        --          --
 Net realized gains on investments                 $      3.54            --     1.26     0.55        --          --
 Net asset value, end of period                    $     35.80         27.12    24.59    19.63     15.00       13.27
 Total Return(3):                                  %     47.88         10.29    33.97    35.11     12.87        6.32

Ratios/Supplemental Data:
 Net assets, end of period (000's)                 $    42,488        14,870    7,320      645       642           1
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)       %      1.51          1.55     1.59     1.61      1.61        1.60
 Gross expenses prior to expense reimbursement(4)  %      1.51          1.55     1.76     3.75     34.99    3,232.53
 Net investment income (loss) after expense
  reimbursement(4)                                 %     (1.03)         0.17     0.17    (0.47)    (0.91)      (0.50)
 Portfolio turnover                                %        92            57      247      202       182         132

----------
(1) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(2)  Commencement of offering of shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

70   Pilgrim Worldwide Growth Fund

Financial
Highlights                                PILGRIM INTERNATIONAL CORE GROWTH FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999 the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                         Six months
                                                           ended       Three months                      February 28,
                                                         December 31,     ended                           1997(1) to
                                                            1999         June 30,   Year ended March 31,   March 31,
                                                         (unaudited)      1999(2)     1999       1998        1997
                                                         -----------      -------     ----       ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period                $      19.63         18.36      17.43      12.75         12.50
 Income from investment operations:
 Net investment income (loss)                        $       0.14          0.04       0.09      (0.04)           --
 Net realized and unrealized gains on
  investments                                        $      10.10          1.23       0.97       4.72          0.25
 Total from investment operations                    $       9.96          1.27       1.06       4.68          0.25
 Less distributions from:
 Net investment income                               $         --            --       0.13         --            --
 Net realized gains on investments                   $       1.16            --         --         --            --
 Net asset value, end of period                      $      28.43         19.63      18.36      17.43         12.75
 Total Return(3):                                    %      52.00          6.92       6.11      36.63          2.00

Ratios/Supplemental Data:
 Net assets, end of period (000's)                   $     15,910         9,390      11,268     1,719             1
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)         %       1.65          1.54       1.63       1.66          0.00
 Gross expenses prior to expense reimbursement(4)    %       2.01          1.63       1.87       3.18      2,667.07
 Net investment income (loss) after expense
  reimbursement(4)                                   %      (1.37)         0.73      (0.27)     (0.47)         0.00
 Portfolio turnover                                  %        103            67        214        274            76

----------
(1)  The Fund commenced operations on February 28, 1997.
(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                     Pilgrim International Core Growth Fund   71

                                                                       Financial
PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND                            Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999 the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                        Six months
                                                          ended      Three months                           August 31,
                                                        December 31,    ended                               1995(1) to
                                                           1999        June 30,      Year ended March 31,    March 31,
                                                        (unaudited)    1999(2)      1999     1998     1997     1996
                                                        -----------    -------      ----     ----     ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period               $      25.16        22.23      19.18    14.01    13.52     12.50
 Income from investment operations:
 Net investment income (loss)                       $      (0.14)       (0.03)     (0.02)    0.05    (0.06)     0.01
 Net realized and unrealized gains on investments   $      20.04         2.96       3.36     5.12     2.01      1.01
 Total from investment operations                   $      19.90         2.93       3.34     5.17     1.95      1.02
 Less distributions from:
 Net investment income                              $         --           --       0.09       --       --        --
 Net realized gains on investments                  $       2.18           --       0.20       --     1.46        --
 Net asset value, end of period                     $      42.88        25.16      22.23    19.18    14.01     13.52
 Total Return(3):                                   %      81.21        13.18      17.61    36.90    15.03      8.16

Ratios/Supplemental Data:
 Net assets, end of period (000's)                  $    137,574       42,881     32,819    8,810       42        19
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)        %       2.00         1.65       1.65     1.66     1.66      1.65
 Gross expenses prior to expense reimbursement(4)   %       2.00         1.67       1.80     6.15   151.33    531.72
 Net investment income (loss) after expense
  reimbursement(4)                                  %      (1.23)       (0.50)     (0.50)   (0.43)   (0.64)     0.33
 Portfolio turnover                                 %         71           44        146      198      206       141

----------
(1)  Commencement of offering of shares.
(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

72   Pilgrim International SmallCap Growth Fund

Financial
Highlights                                       PILGRIM EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999 the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                  Six months   Three months                            August 31,
                                                     ended        ended                               1995(1) to
                                                    Dec. 31,     June 30,      Year Ended March 31,    March 31,
                                                     1999        1999(2)     1999     1998     1997      1996
                                                     ----        -------     ----     ----     ----      ----
                                                  (unaudited)
Per Share Operating Performance:
 Net asset value, beginning of period          $     17.20        13.79      17.76    16.47    13.18     12.50
 Income from investment operations:
 Net investment income (loss)                  $     (0.12)       (0.04)     (0.01)    0.07    (0.04)     0.01
 Net realized and unrealized gains (loss) on
 investments                                   $      5.54         3.45      (3.78)    1.33     3.37      0.67
 Total from investment operations              $      5.42         3.41      (3.79)    1.40     3.33      0.68
 Less distributions from:
 Net investment income                         $        --           --       0.18       --       --        --
 Net realized gains on investments             $        --           --         --     0.11     0.04        --
 Net asset value, end of                       $     22.62        17.20      13.79    17.76    16.47     13.18
 Total Return(3):                              %     31.74        24.73     (21.42)    8.60    25.29      5.44

Ratios/Supplemental Data:
 Net assets, end of period (000's)             $   103,604       79,130     53,125   46,711    8,660       350
 Ratio to average net assets:
 Net expenses after expense reimbursement(4)   %      2.00         1.90       1.94     1.91     1.91      1.90
 Gross expenses prior to expense
 reimbursement(4)                              %      2.22         2.43       2.23     2.43     4.20     44.24
 Net investment income (loss) after expense
 reimbursement(4)                              %     (1.35)       (1.07)     (0.01)    1.06    (0.87)     0.47
 Portfolio turnover                            %       110           67        213      243      176       118

----------
(1)  Commencement of offering of shares.
(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                            Pilgrim Emerging Countries Fund   73

                                                                       Financial
PILGRIM STRATEGIC INCOME FUND                                         Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999 the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                                  Six months   Three months    July 27
                                                                    ended         ended      1998(1) to
                                                                   Dec. 31,      June 30,     March 31,
                                                                     1999        1999(2)        1999
                                                                     ----        -------        ----
                                                                  (unaudited)
Per Share Operating Performance:
 Net asset value, beginning of period                          $     11.99        12.26         12.43
 Income from investment operations:
 Net investment income                                         $      0.45         0.25          0.48
 Net realized and unrealized (loss) on investments             $     (0.43)       (0.38)        (0.04)
 Total from investment operations                              $      0.02        (0.13)         0.44
 Less distributions from:
 Net investment income                                         $      0.45         0.14          0.50
 Net realized gains on investments                             $        --           --          0.11
 Net asset value, end of period                                $     11.56        11.99         12.26
 Total Return(3):                                              %      0.19         1.16          5.78

Ratios/Supplemental Data:
 Net assets, end of period (000's)                             $       173          171           314
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)                   %      0.85         0.71          0.69
 Gross expenses prior to expense reimbursement(4)              %      1.71         1.37          1.74
 Net investment income (loss) after expense reimbursement(4)   %      7.50         6.07          6.03
 Portfolio turnover                                            %        76           69           274

----------
(1)  The Fund commenced operations on July 27, 1998.
(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

74   Pilgrim Strategic Income Fund

Financial
Highlights                                               PILGRIM HIGH YIELD FUND
--------------------------------------------------------------------------------

For the period ended June 30, 1999 the information in the table below has been audited by KPMG LLP, independent auditors.

                                                     Six months
                                                       ended        From June 17
                                                     December 31,       thru
                                                        1999          June 30,
                                                     (unaudited)       1999(1)
                                                     -----------       -------
Per Share Operating Performance:
 Net asset value, beginning of period           $       5.93            5.91
 Income (loss) from investment operations:
 Net investment income                          $       0.36            0.02
 Net realized and unrealized gain (loss) on
 investments                                    $      (0.42)             --
 Total from investment operation                $      (0.06)           0.02
 Less distributions from:
 Net investment income                          $       0.30              --
 Realized capital gains                         $         --              --
 Total distributions                            $       0.30              --
 Net asset value, end of period                 $       5.57            5.93
 Total Return(2):                               %      (1.06)           0.34

Ratios/Supplemental Data:
 Net assets, end of period (000's)              $         --              --
 Ratios to average net assets:
 Gross expenses prior to expense
 reimbursement(3)                               %         --              --
 Net expenses after expense reimbursement(3)    %         --              --
 Net investment income (loss) after expense
 reimbursement(3)                               %         --              --
 Portfolio turnover rate                        %         47             184

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return information for less than one year is not annualized.
(3)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                  Pilgrim High Yield Fund     75

                                                                       Financial
PILGRIM HIGH YIELD FUND II                                            Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999 the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                                   Six months
                                                                     ended      Three months   Year       March 27,
                                                                   December 31,    ended       ended     1998(1) to
                                                                      1999        June 30,    March 31,   March 31,
                                                                   (unaudited)     1999(2)      1999        1998
                                                                   -----------     -------      ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period                          $      11.59         11.68       12.72       12.70
 Income from investment operations:
 Net investment income (loss)                                  $       0.57          0.30        1.16        0.01
 Net realized and unrealized gains (loss) on securities and
 foreign currency                                              $      (0.41)        (0.11)      (1.01)       0.01
 Total from investment operations                              $       0.16          0.19        0.15        0.02
 Less distributions from:
 Net investment income                                         $       0.58          0.28        1.19          --
 Net asset value, end of period                                $      11.17         11.59       11.68       12.72
 Total Return(3):                                              %       1.78          1.63        1.40        0.16

Ratios/Supplemental Data:
 Net assets, end of period (000's)                             $      9,183         3,229       6,502         567
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)                   %       1.00          0.90        0.87        0.97
 Gross expenses prior to expense reimbursement(4)              %       1.15          1.17        1.28        0.97
 Net investment income (loss) after expense reimbursement(4)   %       9.89          9.88       10.01        7.53
 Portfolio turnover                                            %         55            44         242         484

----------
(1)  The Fund commenced operations on March 27, 1998.
(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

76   Pilgrim High Yield Fund II

Financial
Highlights                                                 PILGRIM BALANCED FUND
--------------------------------------------------------------------------------

For the three months ended June 30, 1999 the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                       Six months
                                                         ended       Three months                           August 31,
                                                       December 31,     ended                               1995(1) to
                                                          1999         June 30,     Year ended March 31,     March 31,
                                                       (unaudited)      1999(2)     1999     1998    1997      1996
                                                       -----------      -------     ----     ----    ----      ----
Per Share Operating Performance:
 Net asset value, beginning of period               $     19.04          18.85     18.48    13.42    12.69      12.50
 Income from investment operations:
 Net investment income                              $      0.30           0.11      0.44     0.30     0.24       0.15
 Net realized and unrealized gains on
  investments                                       $      0.17           0.16      2.50     5.07     0.73       0.19
 Total from investment operations                   $      0.47           0.27      2.94     5.37     0.97       0.34
 Less distributions from:
 Net investment income                              $      0.40           0.08      0.50     0.31     0.24       0.15
 Net realized gains on investments                  $      3.67             --      2.07       --       --         --
 Net asset value, end of period                     $     15.44          19.04     18.85    18.48    13.42      12.69
 Total Return(3):                                   %      2.72           1.44     17.49    40.21     7.60       2.77

Ratio/Supplemental Data:
 Net assets, end of period (in thousands)           $       196            190       176      166       73          1
 Ratio to average net assets:
 Net expenses after expense reimbursement(4)        %      1.25           1.25      1.25     1.26     1.26       1.25
 Gross expenses prior to expense reimbursement(4)   %      1.49           1.51      1.63    11.28   126.75   3,094.48
 Net investment income (loss) after expense
  reimbursement(4)                                  %      3.54           2.30      2.41     4.09     2.15       2.16
 Portfolio turnover                                 %        46             63       165      260      213        197

----------
(1)  Commencement of offering of shares.
(2) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

                                                                       [GRAPHIC]
                          If you have any questions, please call 1-800-992-0180.

                                                    Pilgrim Balanced Fund     77

                                                                       Financial
Pilgrim Convertible Fund                                              Highlights
--------------------------------------------------------------------------------

For the three months ended June 30, 1999 the information in the table below has been audited by KPMG LLP, independent auditors. For all periods ending prior to June 30, 1999, the financial information was audited by another independent auditor.

                                                       Six months
                                                          ended      Three months                        August 31,
                                                       December 31,      ended                           1995(2) to
                                                          1999          June 30,   Year ended March 31,   March 31,
                                                       (unaudited)      1999(1)    1999    1998    1997     1996
                                                       -----------      -------    ----    ----    ----     ----
Per Share Operating Performance:
 Net asset value, beginning of period               $     22.51          21.22     18.47   15.19   13.72    12.50
 Income from investment operations:
 Net investment income (loss)                       $      0.20           0.09      0.43    0.48    0.42     0.17
 Net realized and unrealized gains (loss) on
  investments                                       $      6.45           1.31      3.09    4.19    1.50     1.22
 Total from investment operations                   $      6.65           1.40      3.52    4.67    1.92     1.39
 Less distributions from:
 Net investment income                              $      0.21           0.11      0.46    0.48    0.42     0.17
 Net realized gains on investments                  $      3.57             --      0.31    0.91    0.03       --
 Net asset value, end of period                     $     25.38          22.51     21.22   18.47   15.19    13.72
 Total Return(3):                                   %     32.07           6.62     19.66   31.54   14.13    11.13

Ratios/Supplemental Data:
 Net assets, end of period (in thousands)           $    32,534         17,537     8,741   7,080   4,599    1,085
 Ratio to average net assets:
 Net expenses after expense reimbursement(4)        %     32.07           1.23      1.23    1.22    1.25     1.25
 Gross expenses prior to expense reimbursement(4)   %      1.23           1.23      1.35    2.35    2.90     9.21
 Net investment income (loss) after expense
  reimbursement(4)                                  %      1.25           2.04      2.37    5.99    3.29     3.59
 Portfolio turnover                                 %        68             28       138     160     167      145

----------
(1) Effective May 24, 1999, Pilgrim Investments, Inc., became the Investment Manager of the Fund.
(2)  Commencement of offering of shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized.

78   Pilgrim Convertible Fund

WHERE TO GO FOR MORE INFORMATION

You'll find more information about the Pilgrim Funds in our:

ANNUAL/SEMI-ANNUAL REPORTS

Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the auditor's reports (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Pilgrim Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other fund information, or to make shareholder inquiries:

The Pilgrim Funds
40 North Central Avenue, Suite 1200
Phoenix, AZ 85004

1-800-992-0180

Or visit our website at www.pilgrimfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

Pilgrim Growth Opportunities Fund                 811-4431
Pilgrim Equity Trust                              811-8817
Pilgrim Mayflower Trust                           811-7978
Pilgrim SmallCap Opportunities Fund               811-4434
Pilgrim Advisory Funds, Inc.                      811-9040
Pilgrim Government Securities Income Fund, Inc.   811-4031
Pilgrim Investment Funds, Inc.                    811-1939
Pilgrim Mutual Funds                              811-7428

                                   Prospectus
QPROS 050100-050100                May 1, 2000